Schedule of Investments PIMCO Fixed Income SHares: Series C	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 153.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
American Airlines, Inc. 10.294% due 04/20/2028		$2,550	$2,625
SkyMiles IP Ltd. 9.032% due 10/20/2027		478	488
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		993	934

Total Loan Participations and Assignments (Cost $4,045)			4,047

CORPORATE BONDS & NOTES 47.0%
BANKING & FINANCE 32.3%
Aircastle Ltd. 5.950% due 02/15/2029		1,600	1,658
Ally Financial, Inc. 6.184% due 07/26/2035 •		1,600	1,638
American Assets Trust LP
3.375% due 02/01/2031		4,000	3,480
6.150% due 10/01/2034		4,550	4,605
Antares Holdings LP 6.500% due 02/08/2029		2,000	2,033
Ares Capital Corp. 2.875% due 06/15/2028		3,300	3,045
Ares Finance Co. LLC 3.250% due 06/15/2030		4,950	4,629
Ares Management Corp. 6.375% due 11/10/2028		5,900	6,349
Athene Global Funding 5.526% due 07/11/2031		5,000	5,142
Aviation Capital Group LLC 3.500% due 11/01/2027		1,300	1,255
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		6,141	5,736
Banco Bilbao Vizcaya Argentaria SA 6.033% due 03/13/2035 •		5,000	5,305
Banco Santander SA 5.538% due 03/14/2030 •		10,000	10,344
Bank of America Corp. 5.468% due 01/23/2035 •		25,300	26,615
Barclays PLC
2.894% due 11/24/2032 •		6,900	6,054
6.692% due 09/13/2034 •		4,100	4,562
BGC Group, Inc. 6.600% due 06/10/2029		3,750	3,881
BNP Paribas SA
1.904% due 09/30/2028 •		8,000	7,435
4.400% due 08/14/2028		14,700	14,630
4.500% due 02/25/2030 •(d)(e)		900	778
4.625% due 02/25/2031 •(d)(e)		1,900	1,659
Brookfield Finance, Inc.
3.500% due 03/30/2051		7,100	5,361
6.350% due 01/05/2034		2,500	2,752
CaixaBank SA
6.037% due 06/15/2035 •		3,000	3,190
6.840% due 09/13/2034 •		5,000	5,582
Cantor Fitzgerald LP 7.200% due 12/12/2028		8,700	9,237
CI Financial Corp. 3.200% due 12/17/2030		3,200	2,713
Citigroup, Inc. 3.785% due 03/17/2033 •		2,000	1,874
Cooperatieve Rabobank UA 4.655% due 08/22/2028 •		6,300	6,353
Credit Agricole SA 7.500% due 06/23/2026 •(d)(e)	GBP	100	136
Credit Suisse AG AT1 Claim		$10,000	1,275
Crown Castle, Inc.
4.300% due 02/15/2029		3,000	2,974
5.200% due 09/01/2034		6,000	6,081
Deutsche Bank AG
2.129% due 11/24/2026 •		1,400	1,356
2.311% due 11/16/2027 •		9,500	9,040

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2024 (Unaudited)

3.729% due 01/14/2032 •		1,200	1,077
5.625% due 05/19/2031 •	EUR	200	228
6.819% due 11/20/2029 •		$9,000	9,690
Discover Financial Services 7.964% due 11/02/2034 •		3,000	3,526
Extra Space Storage LP 5.500% due 07/01/2030		7,500	7,844
Fairfax Financial Holdings Ltd. 4.230% due 06/14/2029	CAD	300	225
First American Financial Corp. 4.000% due 05/15/2030		$3,850	3,660
FleetBoston Financial Corp. 6.875% due 01/15/2028		2,120	2,279
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		400	385
4.950% due 05/28/2027		5,000	4,989
6.125% due 03/08/2034		4,150	4,203
Global Atlantic Fin Co. 3.125% due 06/15/2031		1,200	1,055
GLP Capital LP
4.000% due 01/15/2030		3,278	3,133
5.250% due 06/01/2025		2,450	2,450
5.300% due 01/15/2029		3,150	3,206
6.250% due 09/15/2054		2,500	2,644
Goldman Sachs Group, Inc. 5.851% due 04/25/2035 •		19,700	21,176
Golub Capital BDC, Inc.
2.050% due 02/15/2027		4,000	3,695
6.000% due 07/15/2029		1,000	1,017
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		3,200	3,099
Host Hotels & Resorts LP 5.500% due 04/15/2035		7,650	7,764
HSBC Holdings PLC
4.583% due 06/19/2029 •		4,000	4,006
5.875% due 09/28/2026 •(d)(e)	GBP	11,800	15,589
Hudson Pacific Properties LP
3.250% due 01/15/2030		$100	76
3.950% due 11/01/2027		100	90
4.650% due 04/01/2029		400	333
5.950% due 02/15/2028		200	184
Invitation Homes Operating Partnership LP 5.450% due 08/15/2030		5,000	5,214
JPMorgan Chase & Co.
5.294% due 07/22/2035 •		4,000	4,173
5.350% due 06/01/2034 •		20,000	20,940
5.766% due 04/22/2035 •		4,900	5,282
Kilroy Realty LP
3.050% due 02/15/2030		3,000	2,683
4.750% due 12/15/2028		400	397
KKR Financial Holdings LLC 5.400% due 05/23/2033		9,000	8,913
Liberty Mutual Group, Inc. 4.300% due 02/01/2061		2,000	1,346
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(d)(e)		7,100	7,183
LPL Holdings, Inc. 6.750% due 11/17/2028		5,700	6,133
Maple Grove Funding Trust 4.161% due 08/15/2051		8,000	5,783
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •		4,500	4,157
Morgan Stanley
0.000% due 04/02/2032 þ(f)		7,000	4,733
5.320% due 07/19/2035 •		2,500	2,597
5.656% due 04/18/2030 •		1,600	1,683
5.831% due 04/19/2035 •		14,300	15,366
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028		3,000	2,748
NMI Holdings, Inc. 6.000% due 08/15/2029		6,000	6,170
Nordea Bank Abp
3.750% due 03/01/2029 •(d)(e)		5,850	5,241
6.625% due 03/26/2026 •(d)(e)		5,000	5,074
Prologis Targeted U.S. Logistics Fund LP 5.250% due 04/01/2029		5,900	6,079
Retail Opportunity Investments Partnership LP 6.750% due 10/15/2028		2,400	2,576
Sammons Financial Group, Inc.
3.350% due 04/16/2031		3,000	2,619
6.875% due 04/15/2034		3,800	4,069
Santander U.K. Group Holdings PLC 2.469% due 01/11/2028 •		1,700	1,620
Sixth Street Lending Partners 5.750% due 01/15/2030		3,100	3,090

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2024 (Unaudited)

SMBCAviation Capital Finance DAC 5.450% due 05/03/2028		3,600	3,699
Synchrony Financial 3.950% due 12/01/2027		1,100	1,068
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	176	230
5.744% due 04/13/2040		575	777
5.801% due 10/13/2040		6,381	8,623
UBS Group AG
6.301% due 09/22/2034 •		$10,326	11,338
6.537% due 08/12/2033 •		10,000	11,044
Ventas Realty LP 5.000% due 01/15/2035		3,000	3,006
VICI Properties LP 5.750% due 04/01/2034		3,000	3,144
Wells Fargo & Co.
2.879% due 10/30/2030 •		10,000	9,279
3.350% due 03/02/2033 •		8,000	7,316
5.499% due 01/23/2035 •(g)		15,400	16,150

			497,923

INDUSTRIALS 11.5%
Air Canada Pass-Through Trust 3.750% due 06/15/2029		1,843	1,783
Aker BP ASA 2.000% due 07/15/2026		1,300	1,245
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		2,334	2,334
American Airlines Pass-Through Trust
3.200% due 12/15/2029		1,760	1,670
3.375% due 11/01/2028		4,716	4,484
3.575% due 07/15/2029		1,672	1,615
3.650% due 08/15/2030		2,236	2,137
3.700% due 04/01/2028		2,096	2,029
American Airlines, Inc.
5.500% due 04/20/2026		2,392	2,387
5.750% due 04/20/2029		1,700	1,699
Ashtead Capital, Inc. 4.250% due 11/01/2029		1,600	1,558
Bayer U.S. Finance LLC
4.375% due 12/15/2028		6,900	6,811
6.875% due 11/21/2053		3,500	3,926
Boeing Co.
6.259% due 05/01/2027		2,200	2,273
6.298% due 05/01/2029		2,000	2,105
6.388% due 05/01/2031		2,300	2,447
6.528% due 05/01/2034		1,900	2,040
6.858% due 05/01/2054		3,200	3,515
7.008% due 05/01/2064		1,700	1,874
British Airways Pass-Through Trust 3.300% due 06/15/2034		2,381	2,236
CDW LLC 2.670% due 12/01/2026		4,200	4,045
Charter Communications Operating LLC 5.125% due 07/01/2049		2,000	1,608
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026		1,147	1,146
Dell International LLC 5.300% due 10/01/2029		1,000	1,042
DR Horton, Inc. 5.000% due 10/15/2034		5,500	5,579
Elevance Health, Inc. 2.550% due 03/15/2031		2,576	2,307
Energy Transfer LP
3.750% due 05/15/2030		450	430
5.250% due 04/15/2029		11,400	11,731
5.600% due 09/01/2034		4,100	4,263
Eni SpA 5.500% due 05/15/2034		1,600	1,658
EQM Midstream Partners LP 4.125% due 12/01/2026		800	790
Ferguson Finance PLC 3.250% due 06/02/2030		2,500	2,332
Fraport AG Frankfurt Airport Services Worldwide 1.875% due 03/31/2028	EUR	2,600	2,784
Greensaif Pipelines Bidco SARL 6.103% due 08/23/2042		$4,500	4,665
HCA, Inc.
5.450% due 09/15/2034		2,750	2,831
5.950% due 09/15/2054		650	683
Imperial Brands Finance PLC 3.875% due 07/26/2029		4,000	3,863
Kraft Heinz Foods Co. 4.375% due 06/01/2046		5,000	4,428

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2024 (Unaudited)

LasVegas Sands Corp. 3.500% due 08/18/2026		4,750	4,653
Marvell Technology, Inc. 4.875% due 06/22/2028		5,500	5,556
MSCI, Inc.
3.250% due 08/15/2033		300	264
3.625% due 09/01/2030		200	188
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		2,000	1,967
4.345% due 09/17/2027		2,900	2,828
4.810% due 09/17/2030		700	664
Occidental Petroleum Corp. 5.200% due 08/01/2029		2,500	2,543
Oracle Corp. 2.875% due 03/25/2031		2,100	1,911
Rolls-Royce PLC 5.750% due 10/15/2027	GBP	1,100	1,503
Smith & Nephew PLC 5.400% due 03/20/2034		$4,000	4,161
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		270	253
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		3,800	3,481
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		383	378
United Airlines Pass-Through Trust
2.700% due 11/01/2033		4,040	3,615
2.875% due 04/07/2030		1,400	1,311
3.450% due 01/07/2030		1,419	1,322
4.000% due 10/11/2027		890	877
5.875% due 04/15/2029		6,086	6,217
United Airlines, Inc. 4.625% due 04/15/2029		1,000	967
Vmed O2 U.K. Financing PLC 4.750% due 07/15/2031		6,000	5,347
Volkswagen Group of America Finance LLC 3.750% due 05/13/2030		1,300	1,234
Warnermedia Holdings, Inc. 4.279% due 03/15/2032		1,600	1,422
Weir Group PLC 2.200% due 05/13/2026		3,400	3,273
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028		1,400	1,418
Woodside Finance Ltd.
5.100% due 09/12/2034		7,700	7,652
5.700% due 09/12/2054		4,600	4,579
ZF North America Capital, Inc. 6.875% due 04/23/2032		700	703

			176,640

UTILITIES 3.2%
Black Hills Corp. 6.000% due 01/15/2035		3,000	3,196
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030		2,500	2,512
Electricite de France SA 6.000% due 04/22/2064		5,500	5,590
MidAmerican Energy Co. 4.250% due 05/01/2046		600	531
NiSource, Inc. 1.700% due 02/15/2031		8,200	6,927
ONEOK, Inc.
4.400% due 10/15/2029		2,000	1,994
4.750% due 10/15/2031		4,600	4,601
5.050% due 11/01/2034		4,700	4,681
Pacific Gas & Electric Co.
3.300% due 12/01/2027		2,800	2,703
3.750% due 07/01/2028		1,800	1,753
3.950% due 12/01/2047		2,400	1,892
4.300% due 03/15/2045		700	586
4.500% due 07/01/2040		1,800	1,625
4.550% due 07/01/2030		3,400	3,375
5.250% due 03/01/2052		2,000	1,898
PacifiCorp 4.150% due 02/15/2050		1,800	1,495

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2024 (Unaudited)

ToledoEdison Co. 2.650% due 05/01/2028	4,584	4,282

		49,641

Total Corporate Bonds & Notes (Cost $728,590)		724,204

MUNICIPAL BONDS & NOTES 1.2%
CALIFORNIA 0.4%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.587% due 06/01/2029	2,515	2,333
3.714% due 06/01/2041	1,200	957
3.850% due 06/01/2050	3,525	3,306

		6,596

ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	860	946

NEW JERSEY 0.2%
Rutgers, The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	5,000	3,792

WEST VIRGINIA 0.5%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049	7,600	7,443

Total Municipal Bonds & Notes (Cost $19,953)		18,777

U.S. GOVERNMENT AGENCIES 58.9%
Freddie Mac 6.500% due 01/01/2038 - 10/01/2038	21	22
Ginnie Mae, TBA 2.500% due 11/01/2054	77,400	68,296
Uniform Mortgage-Backed Security
4.000% due 09/01/2048 - 09/01/2052	24,098	23,174
4.500% due 08/01/2039 - 10/01/2053	29,402	28,944
5.000% due 07/01/2053 - 01/01/2054	97,519	97,536
5.500% due 10/01/2053 - 01/01/2054	4,697	4,757
6.500% due 02/01/2054	12,698	13,117
Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054 - 11/01/2054	188,500	169,312
4.000% due 11/01/2054	64,800	62,290
4.500% due 11/01/2054 - 12/01/2054	106,384	104,699
5.000% due 11/01/2054	80,000	79,966
5.500% due 11/01/2054	201,300	203,647
6.000% due 11/01/2054	50,000	51,103

Total U.S. Government Agencies (Cost $905,359)		906,863

U.S. TREASURY OBLIGATIONS 19.1%
U.S. Treasury Bonds
4.750% due 11/15/2043 (g)	56,200	60,641
U.S. Treasury Inflation Protected Securities(c)
0.125% due 04/15/2025 (i)	5,601	5,502
0.125% due 10/15/2025 (i)(k)	9,819	9,629
0.375% due 07/15/2025	32,097	31,640
0.500% due 01/15/2028 (i)	63,756	61,745
1.750% due 01/15/2034 (g)	123,912	125,352

Total U.S. Treasury Obligations (Cost $287,101)		294,509

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.7%
AG Trust 7.112% due 07/15/2041 •	8,800	8,820
Angel Oak Mortgage Trust 1.581% due 09/25/2066 ~	2,003	1,683
Atrium Hotel Portfolio Trust 6.324% due 12/15/2036 •	1,587	1,548
Banc of America Funding Trust 5.017% due 01/20/2047 ~	16	14
BANK5
5.769% due 06/15/2057	2,835	2,970
5.788% due 06/15/2057	5,700	5,942
Bear Stearns Adjustable Rate Mortgage Trust
4.000% due 05/25/2034 ~	6	5
6.230% due 10/25/2033 ~	5	5
Bear Stearns ALT-A Trust 4.644% due 02/25/2036 ~	226	156
Beast Mortgage Trust 6.397% due 02/15/2037 •	300	267

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2024 (Unaudited)

BenchmarkMortgage Trust 6.363% due 07/15/2056 ~		6,500	6,896
BMO Mortgage Trust
5.462% due 02/15/2057		3,500	3,618
5.857% due 02/15/2057		2,250	2,372
BX Trust
6.087% due 01/17/2039 •		5,000	4,954
6.132% due 12/15/2038 •		3,672	3,645
Cascade Funding Mortgage Trust 4.000% due 10/25/2068 ~		603	598
Citigroup Mortgage Loan Trust
6.940% due 09/25/2035 •		12	11
7.560% due 09/25/2035 •		24	24
Commercial Mortgage Trust 6.511% due 12/15/2038 •		7,974	7,624
Countrywide Alternative Loan Trust
5.369% due 05/25/2036 •		28	24
6.000% due 08/25/2034		2,275	2,322
Countrywide Home Loan Mortgage Pass-Through Trust 5.609% due 03/25/2035 •		40	37
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.926% due 07/27/2061 ~		4,358	4,347
2.436% due 02/25/2061 ~		2,215	2,204
4.991% due 08/25/2067 ~		1,459	1,452
DC Commercial Mortgage Trust 6.314% due 09/12/2040		1,100	1,155
Downey Savings & Loan Association Mortgage Loan Trust
5.599% due 08/19/2045 •		297	251
6.093% due 07/19/2044 ~		157	149
Eurosail PLC 6.049% due 06/13/2045 •	GBP	548	731
GreenPoint Mortgage Funding Trust 5.429% due 06/25/2045 •		$623	456
GreenPoint Mortgage Funding Trust Pass-Through Certificates 7.365% due 10/25/2033 ~		1	1
GS Mortgage Securities Corp. Trust 6.344% due 07/15/2035 •		1,298	982
GSR Mortgage Loan Trust
5.202% due 09/25/2035 ~		38	37
6.609% due 09/25/2035 ~		15	15
6.750% due 03/25/2033 •		3	3
HarborView Mortgage Loan Trust
5.459% due 01/19/2038 •		64	57
5.755% due 06/20/2035 •		107	101
HomeBanc Mortgage Trust 5.489% due 01/25/2036 •		140	134
JP Morgan Chase Commercial Mortgage Securities Trust
5.693% due 04/15/2037 •		976	950
6.561% due 12/15/2036 •		100	75
JP Morgan Mortgage Trust
5.703% due 07/25/2035 ~		65	66
5.714% due 11/25/2033 ~		9	9
5.738% due 02/25/2035 ~		4	4
Legacy Mortgage Asset Trust 4.892% due 10/25/2066 þ		2,275	2,277
Lux Trust 7.787% due 08/15/2040 •		4,500	4,530
MFA Trust
1.381% due 04/25/2065 ~		846	805
1.947% due 04/25/2065 ~		860	818
Morgan Stanley Capital Trust 2.509% due 04/05/2042 ~		5,000	4,226
Morgan Stanley Mortgage Loan Trust 5.725% due 08/25/2034 ~		121	117
Natixis Commercial Mortgage Securities Trust
3.917% due 11/15/2032 ~		1,301	1,241
6.311% due 08/15/2038 •		1,200	1,133
New York Mortgage Trust 4.670% due 08/25/2061 þ		4,387	4,354
OBX Trust 6.567% due 06/25/2063 þ		1,948	1,980
OPEN Trust 8.186% due 10/15/2028 •		9,927	10,045
RCKT Mortgage Trust 6.808% due 09/25/2043 ~		802	816
Residential Accredit Loans, Inc. Trust 5.389% due 04/25/2046 •		700	183
SMRT Commercial Mortgage Trust 6.097% due 01/15/2039 •		2,900	2,877
Structured Adjustable Rate Mortgage Loan Trust 7.251% due 02/25/2034 ~		8	8
Structured Asset Mortgage Investments Trust 5.589% due 09/25/2045 •		240	224
Towd Point Mortgage Trust 5.969% due 10/25/2059 •		2,747	2,804

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2024 (Unaudited)

VerusSecuritization Trust 6.665% due 09/25/2068 þ		8,097	8,262
WaMu Mortgage Pass-Through Certificates Trust
5.589% due 01/25/2045 •		18	18
5.709% due 11/25/2034 •		304	290
6.123% due 02/25/2046 •		226	209
Warwick Finance Residential Mortgages PLC 5.902% due 12/21/2049	GBP	458	613
Wells Fargo Commercial Mortgage Trust 3.862% due 12/15/2039		$2,600	2,432
Wells Fargo Mortgage-Backed Securities Trust 7.088% due 10/25/2037 ~		1,345	1,302

Total Non-Agency Mortgage-Backed Securities (Cost $118,375)			118,278

ASSET-BACKED SECURITIES 16.4%
AASET Trust 2.798% due 01/15/2047		4,666	4,279
ACE Securities Corp. Home Equity Loan Trust 5.749% due 04/25/2034 •		200	189
ACREC Ltd. 6.279% due 10/16/2036 •		1,379	1,369
AGL CLO Ltd. 6.744% due 07/20/2034 •		1,500	1,501
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.884% due 01/25/2035 •		1,518	1,504
5.989% due 01/25/2035 •		1,269	1,203
Apidos CLO 6.648% due 07/16/2031 •		3,526	3,529
APL Finance DAC 7.000% due 07/21/2031		7,082	7,145
Aqueduct European CLO DAC 4.328% due 07/20/2030 •	EUR	1,815	2,023
Arbor Realty Commercial Real Estate Notes Ltd. 6.561% due 11/15/2036 •		$7,121	7,129
Atlas Senior Loan Fund Ltd. 6.725% due 10/24/2031 •		4,203	4,208
Aurium CLO DAC 4.334% due 04/16/2030 •	EUR	6,773	7,526
Avis Budget Rental Car Funding AESOP LLC 6.020% due 02/20/2030		$7,500	7,909
Birch Grove CLO Ltd. 6.912% due 07/17/2037 •		6,200	6,238
BlueMountain Fuji EUR CLO DAC
4.515% due 04/15/2034 •	EUR	6,000	6,656
4.595% due 01/15/2033 •		7,550	8,415
BNPP AM Euro CLO DAC 4.285% due 04/15/2031 •		1,799	1,997
Cairn CLO DAC 4.306% due 01/31/2030 •		4,631	5,156
Capital Automotive LLC 5.750% due 09/15/2053		$6,720	6,807
Centex Home Equity Loan Trust 5.929% due 10/25/2035 •		3,454	3,445
Conseco Finance Corp. 6.530% due 02/01/2031 ~		689	610
Crestline Denali CLO Ltd. 6.685% due 10/23/2031 •		7,793	7,803
CVC Cordatus Loan Fund DAC 4.111% due 09/15/2031 •	EUR	4,005	4,450
CVC Cordatus Opportunity Loan Fund DAC 4.922% due 08/15/2033 •		4,458	4,986
ECAF Ltd.
3.473% due 06/15/2040		$90	59
4.947% due 06/15/2040		262	177
ECMC Group Student Loan Trust 6.145% due 02/27/2068 •		3,923	3,898
Gallatin CLO Ltd. 6.653% due 07/15/2031 •		8,113	8,123
GoldenTree Loan Management EUR CLO DAC 4.588% due 01/20/2032 •	EUR	2,115	2,353
Greywolf CLO Ltd. 6.706% due 01/27/2031 •		$2,787	2,789
GSAMP Trust 5.749% due 07/25/2045 •		784	776
Harvest CLO DAC 4.325% due 10/15/2031 •	EUR	6,941	7,709
Home Partners of America Trust 2.200% due 01/17/2041		$2,351	2,136
LCCM Trust 6.661% due 11/15/2038 •		3,721	3,695
MACH Cayman Ltd. 3.474% due 10/15/2039		1,168	1,087
Man GLG Euro CLO DAC
4.171% due 12/15/2031 •	EUR	5,858	6,521
4.365% due 10/15/2030 •		496	552

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2024 (Unaudited)

MarblePoint CLO Ltd. 6.603% due 10/15/2030 •		$1,184	1,184
Merrill Lynch Mortgage Investors Trust 5.209% due 02/25/2037 •		136	40
METAL LLC 4.581% due 10/15/2042		1,536	1,010
Morgan Stanley ABS Capital, Inc. Trust 6.219% due 07/25/2037 •		7,000	6,145
Morgan Stanley Mortgage Loan Trust 5.689% due 04/25/2037 •		86	24
Navient Private Education Refi Loan Trust 2.600% due 08/15/2068		2,058	1,973
Navient Student Loan Trust 6.445% due 12/27/2066 •		8,658	8,683
OCP Euro CLO DAC 4.568% due 09/22/2034 •	EUR	7,168	7,961
Octane Receivables Trust 6.440% due 03/20/2029		$3,928	3,989
OZLM Ltd. 6.482% due 10/20/2031 •		2,808	2,810
Pagaya AI Debt Selection Trust 6.660% due 07/15/2031		613	624
Palmer Square CLO Ltd. 6.832% due 10/20/2033 •		10,700	10,700
Palmer Square European Loan Funding DAC 4.405% due 10/15/2031 •	EUR	3,826	4,254
Palmer Square Loan Funding Ltd. 6.363% due 10/15/2029 •		$2,669	2,671
PRET LLC
4.868% due 07/25/2051 þ		3,408	3,372
4.992% due 02/25/2061 þ		1,703	1,704
Progress Residential Trust 2.393% due 12/17/2040		1,975	1,819
PRPM LLC 3.720% due 02/25/2027 þ		2,869	2,847
Residential Asset Securities Corp. Trust
5.659% due 11/25/2035 •		124	124
5.689% due 01/25/2036 •		1,318	1,302
5.929% due 08/25/2035 •		3,137	3,107
Santander Drive Auto Receivables Trust
5.930% due 07/17/2028		2,300	2,332
5.980% due 04/16/2029		2,300	2,376
6.400% due 03/17/2031		2,300	2,422
Securitized Asset-Backed Receivables LLC Trust 5.749% due 02/25/2034 •		5,322	5,418
Segovia European CLO DAC 4.444% due 01/18/2031 •	EUR	725	808
SMB Private Education Loan Trust 7.142% due 10/16/2056 •		$1,770	1,798
Sound Point CLO Ltd. 6.526% due 07/25/2030 •		2,286	2,288
Starwood Commercial Mortgage Trust 6.329% due 04/18/2038 •		6,156	6,092
Stonepeak ABS 2.301% due 02/28/2033		805	768
Structured Asset Investment Loan Trust 5.674% due 03/25/2034 •		1,162	1,179
Toro European CLO DAC 4.624% due 01/12/2032 •	EUR	2,496	2,774
Venture CLO Ltd. 6.444% due 10/20/2028 •		$411	411
Verizon Master Trust 5.350% due 09/22/2031		8,000	8,361
Vertical Bridge Holdings LLC 3.706% due 02/15/2057		2,000	1,803
WAVE LLC 3.597% due 09/15/2044		1,606	1,488

Total Asset-Backed Securities (Cost $256,670)			252,613

SOVEREIGN ISSUES 1.5%
Province of Ontario 4.150% due 06/02/2034	CAD	10,800	8,324
Province of Quebec
3.600% due 09/01/2033		16,400	12,189

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2024 (Unaudited)

4.450% due 09/01/2034	4,100	3,229

Total Sovereign Issues (Cost $22,695)		23,742

	SHARES
PREFERRED SECURITIES 1.6%
BANKING & FINANCE 1.6%
Capital Farm Credit ACA 5.000% due 03/15/2026 •(d)	4,700,000	4,584
Charles Schwab Corp.
4.000% due 12/01/2030 •(d)	5,000,000	4,480
5.000% due 12/01/2027 •(d)	5,000,000	4,794
CoBank ACB
4.250% due 01/01/2027 •(d)	2,000,000	1,915
6.450% due 10/01/2027 •(d)	5,500,000	5,514
Farm Credit Bank 7.750% due 06/15/2029 •(d)	2,700,000	2,790
MetLife Capital Trust 7.875% due 12/15/2067	600,000	669

Total Preferred Securities (Cost $25,428)		24,746

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
4.622% due 10/10/2024 - 12/19/2024 (a)(b)	$295	292

Total Short-Term Instruments (Cost $292)		292

Total Investments in Securities (Cost $2,368,508)		2,368,071

	SHARES
INVESTMENTS IN AFFILIATES 1.1%
SHORT-TERM INSTRUMENTS 1.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%
PIMCO Short-Term Floating NAV Portfolio III	1,727,052	16,816

Total Short-Term Instruments (Cost $16,815)		16,816

Total Investments in Affiliates (Cost $16,815)		16,816

Total Investments 154.8% (Cost $2,385,323)		$2,384,887
Financial Derivative Instruments(h)(j)0.1%(Cost or Premiums, net $(5,586))		1,374
Other Assets and Liabilities, net (54.9)%		(845,334)

Net Assets 100.0%		$1,540,927

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Morgan Stanley	0.000%	04/02/2032	02/11/2020	$6,211	$4,733	0.31%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	4.800%	09/20/2024	TBD(2)	$(8,967)	$(8,980)
DEU	4.990	09/24/2024	10/01/2024	(6,425)	(6,431)
5.020	09/23/2024	10/01/2024	(5,704)	(5,711)
5.080	09/26/2024	10/03/2024	(44,405)	(44,436)
NOM	5.300	09/10/2024	10/08/2024	(46,445)	(46,589)

Total Reverse Repurchase Agreements	$(112,147)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)

UBS	5.330%	08/28/2024	10/28/2024	$(2,061)	$(2,071)
5.350	08/08/2024	10/08/2024	(7,602)	(7,663)

Total Sale-Buyback Transactions	$(9,734)

(g)	Securities with an aggregate market value of $120,800 and cash of $520 have been pledged as collateral under the terms of master agreements as of September 30, 2024.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(62,793) at a weighted average interest rate of 5.391%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(16) of deferred price drop.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond December Futures	12/2024	680	$62,854	$579	$0	$0
U.S. Treasury 10-Year Note December Futures	12/2024	3,763	430,040	301	0	(1,705)
United Kingdom Long Gilt December Futures	12/2024	362	47,638	(566)	77	(92)

$314	$77	$(1,797)

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2024 (Unaudited)

SHORTFUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2024	1,029	$(214,281)	$(624)	$386	$0
U.S. Treasury 10-Year Ultra December Futures	12/2024	2,459	(290,892)	(103)	1,268	0
U.S. Treasury 30-Year Bond December Futures	12/2024	265	(32,910)	406	182	0

$(321)	$1,836	$0

Total Futures Contracts	$(7)	$1,913	$(1,797)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.253%	$3,700	$21	$0	$21	$0	$0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.366	700	5	5	10	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.944	1,500	16	(14)	2	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.282	EUR	2,000	25	26	51	1	0
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.228	$3,500	35	(2)	33	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.167	1,800	8	(4)	4	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.326	1,400	12	9	21	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.440	3,900	24	53	77	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.474	1,000	5	16	21	0	0

$151	$89	$240	$1	$(2)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	12/18/2025	$175,700	$130	$(134)	$(4)	$200	$0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.264	Annual	06/30/2031	58,500	0	(161)	(161)	156	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.266	Annual	06/30/2031	194,300	0	(561)	(561)	518	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	10,000	(56)	(253)	(309)	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	5,700	(20)	(110)	(130)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	5,700	(21)	(83)	(104)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	5,700	(21)	(88)	(109)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	5,700	(21)	(104)	(125)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	4,000	(16)	(74)	(90)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	5,700	(21)	(125)	(146)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	5,700	(22)	(65)	(87)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	5,700	(21)	(72)	(93)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	2,850	(14)	38	24	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	5,100	(23)	62	39	15	0

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2024 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	10,100	(44)	88	44	29	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	32,900	150	(1,429)	(1,279)	90	0
Pay	CAONREPO	4.000	Semi-Annual	06/21/2025	CAD	619,500	(5,102)	6,383	1,281	91	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	76,900	(577)	(2,256)	(2,833)	0	(200)

$(5,699)	$1,056	$(4,643)	$1,265	$(200)

Total Swap Agreements	$(5,548)	$1,145	$(4,403)	$1,266	$(202)

(i)

Securities with an aggregate market value of $34,636 and cash of $4,205 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2024	$10	KRW	13,062	$0	$0
10/2024	11	PLN	45	0	0
BPS	10/2024	PLN	85	$22	0	0
10/2024	TRY	123	4	0	0
10/2024	$76,344	EUR	68,328	0	(285)
10/2024	106	KRW	141,415	3	0
11/2024	CNH	111,252	$15,700	0	(232)
11/2024	EUR	68,328	76,447	283	0
11/2024	$22	PLN	85	0	0
11/2024	83	TWD	2,651	1	0
BRC	10/2024	AUD	217	$148	0	(3)
10/2024	GBP	21,146	27,897	0	(375)
10/2024	$35	PLN	136	0	0
11/2024	3,237	TRY	122,085	115	0
12/2024	8,738	329,170	175	0
CBK	10/2024	GBP	686	$917	0	0
10/2024	IDR	9,781,972	630	0	(15)
10/2024	INR	7,144	85	0	0
10/2024	$1,012	EUR	911	2	0
10/2024	105	ZAR	1,917	6	0
11/2024	340	TWD	10,839	4	0
12/2024	COP	886,044	$208	0	0
DUB	10/2024	PLN	106	28	0	0
10/2024	$71	PLN	274	0	0
11/2024	28	106	0	0
02/2025	MXN	12,614	$623	0	(4)
GLM	10/2024	INR	660	8	0	0
10/2024	$74	PLN	293	2	0
IND	10/2024	10	KRW	13,413	0	0
JPM	10/2024	82	PLN	316	1	0
10/2024	113	TRY	3,971	1	0
11/2024	43	TWD	1,382	1	0
12/2024	8,176	TRY	308,126	145	0
05/2025	2,173	96,588	101	0
MBC	10/2024	GBP	126	$166	0	(3)
10/2024	PLN	95	25	0	0
10/2024	$27,864	CAD	37,452	5	(176)
10/2024	28,451	GBP	21,272	0	(12)
10/2024	19	KRW	25,790	1	0
11/2024	CAD	35,966	$26,791	176	0
11/2024	GBP	21,272	28,450	11	0
11/2024	$67	PLN	259	0	0
11/2024	69	TWD	2,223	1	0
MYI	10/2024	EUR	69,239	$77,166	93	0
10/2024	$10	KRW	13,018	0	0
11/2024	46	TWD	1,434	0	0
SCX	10/2024	INR	2,672	$32	0	0
11/2024	$13	TWD	416	0	0

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2024 (Unaudited)

SSB		11/2024	GBP	686		$919	2			0
TOR		10/2024	CAD	37,427		27,807	133			0
		10/2024	$149		AUD	217	1			0
		11/2024	AUD	217		$149	0			(1)
		12/2024	COP	1,284,629		295	0			(7)
UAG		10/2024	$31		PLN	120	0			0
		10/2024	89		ZAR	1,623	5			0
		12/2024	MXN	20		$1	0			0

Total Forward Foreign Currency Contracts							$1,268		$(1,113)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Mexico Government International Bond	1.000%	Quarterly	12/20/2028	0.966%	$400	$(4)	$5	$1	$0
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.485	600	(5)	10	5	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.372	200	(3)	5	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.548	2,000	6	14	20	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.662	700	(2)	8	6	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.869	500	(10)	12	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.966	1,900	(20)	23	3	0

Total Swap Agreements							$(38)	$77	$39	$0

(k)

Securities with an aggregate market value of $307 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Loan Participations and Assignments				$0		$4,047	$0		$4,047
Corporate Bonds & Notes
Banking & Finance				0		497,923	0		497,923
Industrials				0		176,640	0		176,640
Utilities				0		49,641	0		49,641
Municipal Bonds & Notes
California				0		6,596	0		6,596
Illinois				0		946	0		946
New Jersey				0		3,792	0		3,792
West Virginia				0		7,443	0		7,443
U.S. Government Agencies				0		906,863	0		906,863
U.S. Treasury Obligations				0		294,509	0		294,509
Non-Agency Mortgage-Backed Securities				0		118,278	0		118,278
Asset-Backed Securities				0		252,613	0		252,613
Sovereign Issues				0		23,742	0		23,742
Preferred Securities
Banking & Finance				0		24,746	0		24,746
Short-Term Instruments
U.S. Treasury Bills				0		292	0		292

				$0		$2,368,071	$0		$2,368,071
Investments in Affiliates, at Value

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2024 (Unaudited)

Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16,816	$0	$0	$16,816

Total Investments	$16,816	$2,368,071	$0	$2,384,887

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	77	3,102	0	3,179
Over the counter	0	1,307	0	1,307

	$77	$4,409	$0	$4,486
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(92)	(1,907)	0	(1,999)
Over the counter	0	(1,113)	0	(1,113)

	$(92)	$(3,020)	$0	$(3,112)

Total Financial Derivative Instruments	$(15)	$1,389	$0	$1,374

Totals	$16,801	$2,369,460	$0	$2,386,261

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO Fixed Income SHares: Series LD	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 146.0% ¤
CORPORATE BONDS & NOTES 42.0%
BANKING & FINANCE 21.8%
ABN AMRO Bank NV 6.575% due 10/13/2026 •		$300	$306
Athene Global Funding 5.684% due 02/23/2026		800	812
Barclays PLC 5.304% due 08/09/2026 •		600	602
BPCE SA 6.612% due 10/19/2027 •		400	415
Ford Motor Credit Co. LLC
4.134% due 08/04/2025		400	396
7.902% (SOFRRATE + 2.950%) due 03/06/2026 ~		500	513
HSBC Holdings PLC 6.590% (TSFR3M + 1.642%) due 09/12/2026 ~(d)		2,070	2,089
LeasePlan Corp. NV 2.875% due 10/24/2024 (d)		2,100	2,097
Lloyds Banking Group PLC
4.716% due 08/11/2026 •(d)		1,000	999
5.805% due 03/07/2025 ~	AUD	1,000	693
ORIX Corp. 4.650% due 09/10/2029		$500	504
SBA Tower Trust 4.831% due 10/15/2029 (a)		200	199
UBS Group AG 4.488% due 05/12/2026 •(d)		700	698
VICI Properties LP 4.375% due 05/15/2025		300	299

			10,622

INDUSTRIALS 14.0%
Arrow Electronics, Inc. 5.150% due 08/21/2029		300	305
Ausgrid Finance Pty. Ltd. 5.711% due 10/30/2024 ~	AUD	1,000	691
Berry Global, Inc.
1.570% due 01/15/2026 (d)		$600	578
4.875% due 07/15/2026 (d)		280	280
Boeing Co. 2.196% due 02/04/2026		300	289
Broadcom, Inc. 3.459% due 09/15/2026 (d)		900	888
Hyundai Capital America 5.500% due 03/30/2026		800	812
International Flavors & Fragrances, Inc. 1.230% due 10/01/2025 (d)		1,000	965
Las Vegas Sands Corp. 5.900% due 06/01/2027		500	514
South Bow USA Infrastructure Holdings LLC 4.911% due 09/01/2027		200	202
Uber Technologies, Inc. 6.250% due 01/15/2028		1,000	1,011
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028		300	304

			6,839

UTILITIES 6.2%
AES Corp. 1.375% due 01/15/2026 (d)		1,300	1,248
Israel Electric Corp. Ltd. 5.000% due 11/12/2024		500	500
ONEOK, Inc. 4.400% due 10/15/2029		300	299
Pacific Gas & Electric Co.
2.950% due 03/01/2026 (d)		100	98
4.950% due 06/08/2025		500	500
5.908% (SOFRINDX + 0.950%) due 09/04/2025 ~		300	300

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2024 (Unaudited)

Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025 (d)		100	99

			3,044

Total Corporate Bonds & Notes (Cost $20,630)			20,505

U.S. GOVERNMENT AGENCIES 20.6%
Freddie Mac 1.000% due 09/15/2044		1,233	1,080
Ginnie Mae
5.525% due 10/20/2037 •		16	16
6.147% due 08/20/2061 •		1	1
Uniform Mortgage-Backed Security, TBA
5.500% due 10/01/2054 - 11/01/2054		3,200	3,237
6.000% due 11/01/2054		5,600	5,723

Total U.S. Government Agencies (Cost $10,234)			10,057

U.S. TREASURY OBLIGATIONS 15.2%
U.S. Treasury Inflation Protected Securities (c)
2.125% due 04/15/2029 (d)		7,220	7,423

Total U.S. Treasury Obligations (Cost $7,253)			7,423

NON-AGENCY MORTGAGE-BACKED SECURITIES 29.6%
AG Trust 7.112% due 07/15/2041 •		400	401
Banc of America Funding Trust 7.621% due 09/20/2034 ~		7	6
Bear Stearns Adjustable Rate Mortgage Trust
5.688% due 01/25/2034 ~		3	3
6.900% due 04/25/2033 ~		8	8
7.098% due 11/25/2034 ~		14	13
BWAY Mortgage Trust 6.461% due 09/15/2036 •		1,000	953
BX Trust 5.911% due 01/15/2034 •		457	455
Citigroup Mortgage Loan Trust
5.000% due 05/25/2051 •		833	776
7.230% due 10/25/2035 •		2	2
Credit Suisse First Boston Mortgage Securities Corp.
5.820% due 06/25/2033 ~		5	4
6.500% due 04/25/2033		10	10
DROP Mortgage Trust 6.361% due 10/15/2043 •		1,000	948
Extended Stay America Trust 6.291% due 07/15/2038 •		1,158	1,158
GCAT Trust
1.348% due 05/25/2066 ~		469	409
1.503% due 05/25/2066 ~		469	408
GCT Commercial Mortgage Trust 6.011% due 02/15/2038 •		200	180
Gemgarto PLC 5.570% due 12/16/2067 •	GBP	426	569
GS Mortgage Securities Corp. Trust 8.497% due 08/15/2039 •		$1,200	1,203
GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •		398	371
5.000% due 02/25/2052 •		1,176	1,096
GSR Mortgage Loan Trust
5.202% due 09/25/2035 ~		2	1
6.662% due 08/25/2033 •		12	11
Impac CMB Trust
5.609% due 03/25/2035 •		107	104
5.969% due 07/25/2033 •		8	8
InTown Mortgage Trust 7.586% due 08/15/2039 •		400	402
JP Morgan Chase Commercial Mortgage Securities Trust 6.594% due 12/15/2031 •		286	265
JP Morgan Mortgage Trust
5.738% due 02/25/2035 ~		1	1
6.490% due 02/25/2034 ~		8	8
6.499% due 09/25/2034 ~		4	4
6.989% due 04/25/2035 ~		6	6
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.691% due 06/15/2030 •		3	3
6.134% due 10/20/2029 •		3	3
Merrill Lynch Mortgage Investors Trust
5.429% due 04/25/2029 •		1	1
5.517% due 02/25/2035 ~		45	42
5.609% due 10/25/2028 •		1	1
MFA Trust
1.131% due 07/25/2060 ~		473	429
1.381% due 04/25/2065 ~		85	80
6.105% due 12/25/2068 þ		169	171

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2024 (Unaudited)

Morgan Stanley Mortgage Loan Trust 6.244% due 11/25/2034 ~		1	1
Morgan Stanley Residential Mortgage Loan Trust 5.000% due 09/25/2051 •		158	147
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		228	214
3.500% due 12/25/2057 ~		455	442
NYO Commercial Mortgage Trust 6.306% due 11/15/2038 •		1,000	972
OBX Trust 6.520% due 07/25/2063 þ		312	317
Prime Mortgage Trust 5.369% due 02/25/2034 •		2	2
RESIMAC Premier 5.960% due 02/03/2053 •		224	223
Sequoia Mortgage Trust
5.779% due 10/19/2026 •		18	17
5.835% due 10/20/2027 •		2	2
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~		3	2
5.659% due 07/19/2034 •		10	9
5.739% due 09/19/2032 •		2	2
Thornburg Mortgage Securities Trust
5.593% due 04/25/2045 ~		6	6
5.609% due 09/25/2043 •		2	2
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		234	224
3.750% due 05/25/2058 ~		450	442
5.969% due 05/25/2058 •		287	296
5.969% due 10/25/2059 •		252	257
Verus Securitization Trust 5.712% due 01/25/2069 þ		259	262
WaMu Mortgage Pass-Through Certificates Trust
5.509% due 12/25/2045 •		58	58
5.549% due 10/25/2045 •		9	9
5.709% due 11/25/2034 •		25	24
5.769% due 06/25/2044 •		9	9
6.523% due 06/25/2042 •		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $15,042)			14,454

ASSET-BACKED SECURITIES 35.5%
37 Capital CLO 1 Ltd. 6.320% due 10/15/2034 •		400	400
522 Funding CLO Ltd. 6.584% due 10/20/2031 •		366	366
Amortizing Residential Collateral Trust 5.969% due 10/25/2034 •		109	109
Apidos CLO 6.477% due 07/17/2030 •		124	124
Bear Stearns Asset-Backed Securities Trust
5.769% due 10/27/2032 •		9	9
6.094% due 03/25/2035 •		223	222
Blackrock European CLO DAC 4.305% due 10/15/2031 •	EUR	1,841	2,048
BXMT Ltd. 6.597% due 11/15/2037 •		$787	775
Carlyle Euro CLO DAC 4.385% due 01/15/2031 •	EUR	640	711
Carlyle Global Market Strategies Euro CLO DAC 4.292% due 11/15/2031		596	663
Carlyle U.S. CLO Ltd. 6.544% due 04/20/2031 •		$619	619
Chase Funding Trust 5.709% due 10/25/2032 •		31	30
Countrywide Asset-Backed Certificates Trust 4.864% due 05/25/2036 •		170	169
Delta Funding Home Equity Loan Trust 6.031% due 09/15/2029 •		3	3
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046		795	709
Finance America Mortgage Loan Trust 5.794% due 08/25/2034 •		83	80
First Franklin Mortgage Loan Trust 5.289% due 04/25/2036 •		789	770
GM Financial Consumer Automobile Receivables Trust 5.962% due 03/16/2026 •		90	90
GSAMP Trust 5.489% due 06/25/2036 •		371	359
Harvest CLO DAC 1.040% due 07/15/2031	EUR	385	411
HERA Commercial Mortgage Ltd. 6.179% due 02/18/2038 •		$433	430
LCM Ltd. 6.624% due 04/20/2031 •		214	214

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2024 (Unaudited)

MF1 Ltd.
6.209% due 10/16/2036 •		79	79
6.897% due 12/15/2035 •		163	163
MF1 Multifamily Housing Mortgage Loan Trust 6.047% due 07/15/2036 •		187	186
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		361	335
1.690% due 05/15/2069		640	596
New Century Home Equity Loan Trust 5.899% due 11/25/2034 •		467	470
NovaStar Mortgage Funding Trust 5.629% due 01/25/2036 •		168	166
OCP Euro CLO DAC 4.568% due 09/22/2034 •	EUR	498	553
Palmer Square European Loan Funding DAC
4.465% due 04/15/2031 •		135	151
4.568% due 01/15/2033 •		300	334
PRET LLC
2.487% due 07/25/2051 þ		$280	279
4.992% due 02/25/2061 þ		255	256
RAAC Trust 5.519% due 01/25/2046 •		296	295
Securitized Asset-Backed Receivables LLC Trust 5.644% due 01/25/2035 •		258	227
SLM Student Loan Trust
6.371% due 04/25/2049		51	51
7.321% due 10/25/2049		111	112
SMB Private Education Loan Trust
5.811% due 03/17/2053 •		86	85
5.819% due 09/15/2054 •		1,246	1,241
SoFi Professional Loan Program LLC 3.020% due 02/25/2040		39	38
TCW CLO Ltd. 6.516% due 04/25/2031 •		567	567
Toro European CLO DAC 4.624% due 01/12/2032 •	EUR	499	555
Towd Point Asset Trust 5.775% due 11/20/2061 •		$172	171
Tralee Clo Ltd. 6.505% due 10/25/2032 •		400	400
Venture CLO Ltd. 6.644% due 01/20/2029 •		47	48
Voya CLO Ltd. 6.563% due 10/15/2030 •		621	622

Total Asset-Backed Securities (Cost $17,895)			17,291

SOVEREIGN ISSUES 3.1%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2025 (b)	BRL	6,900	1,201
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		$300	315

Total Sovereign Issues (Cost $1,507)			1,516

Total Investments in Securities (Cost $72,561)			71,246

		SHARES
INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III		25,504	248

Total Short-Term Instruments (Cost $248)			248

Total Investments in Affiliates (Cost $248)			248

Total Investments 146.5% (Cost $72,809)			$71,494
Financial Derivative Instruments (e)(f) (0.1)%(Cost or Premiums, net $10)			(52)
Other Assets and Liabilities, net (46.4)%			(22,646)

Net Assets 100.0%			$48,796

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

NOM	5.000%	09/20/2024	TBD(2)	$(1,208)	$(1,210)
RDR	5.000	09/20/2024	TBD(2)	(95)	(95)
SOG	5.070	09/20/2024	TBD(2)	(728)	(729)
TDM	4.990	09/20/2024	TBD(2)	(1,440)	(1,442)
5.000	09/20/2024	TBD(2)	(1,895)	(1,898)
5.010	09/20/2024	TBD(2)	(4,078)	(4,084)

Total Reverse Repurchase Agreements	$(9,458)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)

BCY	5.020%	09/25/2024	10/01/2024	$(4,125)	$(4,128)
5.090	10/01/2024	10/07/2024	(4,119)	(4,119)
BOS	5.100	09/27/2024	10/03/2024	(1,160)	(1,161)

Total Sale-Buyback Transactions	$(9,408)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (19.5)%
Uniform Mortgage-Backed Security, TBA	4.000%	11/01/2054	$9,900	$(9,538)	$(9,516)

Total Short Sales (19.5)%	$(9,538)	$(9,516)

(d)	Securities with an aggregate market value of $19,342 have been pledged as collateral under the terms of master agreements as of September 30, 2024.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(15,821) at a weighted average interest rate of 5.482%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(4) of deferred price drop.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2025	180	$43,556	$(57)	$0	$(58)
3-Month SOFR Active Contract September Futures	12/2024	62	14,766	(2)	0	(2)
Australia Government 10-Year Bond December Futures	12/2024	28	2,253	(16)	0	(6)
U.S. Treasury 2-Year Note December Futures	12/2024	227	47,271	117	0	(85)

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2024 (Unaudited)

United Kingdom Long Gilt December Futures	12/2024	14	1,842	(9)	3	(4)

$33	$3	$(155)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	132	$(31,667)	$(68)	$30	$0
U.S. Treasury 5-Year Note December Futures	12/2024	59	(6,483)	(10)	22	0
U.S. Treasury 10-Year Note December Futures	12/2024	27	(3,086)	(3)	12	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	61	(7,216)	1	31	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	17	(2,263)	4	13	0

$(76)	$108	$0

Total Futures Contracts	$(43)	$111	$(155)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	1,900	$16	$25	$41	$0	$(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	$2,400	10	(72)	(62)	6	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,300	(28)	113	85	0	(6)

Total Swap Agreements	$(2)	$66	$64	$6	$(7)

Cash of $829 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.
(1)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2024	AUD	342	$233	$0	$(3)
10/2024	GBP	36	48	0	0
10/2024	$55	GBP	42	1	0
BPS	10/2024	AUD	318	$219	0	(1)
BRC	10/2024	GBP	547	722	0	(10)
10/2024	$1,068	AUD	1,584	27	0
10/2024	570	CHF	481	0	(2)
10/2024	99	GBP	75	1	0
11/2024	CHF	479	$570	2	0
FAR	10/2024	$1,202	AUD	1,749	7	0
10/2024	6,522	EUR	5,832	0	(30)
11/2024	AUD	1,749	$1,203	0	(7)
11/2024	EUR	5,832	6,530	30	0
GLM	04/2025	BRL	6,900	1,237	3	(1)
MYI	10/2024	EUR	5,832	6,500	8	0
10/2024	$733	CAD	988	0	(3)
11/2024	CAD	987	$733	3	0
SCX	10/2024	988	733	3	0
10/2024	$624	GBP	466	0	(1)
11/2024	GBP	466	$624	1	0
SSB	10/2024	CHF	482	570	1	0
TOR	10/2024	AUD	2,991	2,028	0	(39)
10/2024	$218	AUD	318	2	0
11/2024	AUD	318	$218	0	(2)

Total Forward Foreign Currency Contracts	$89	$(99)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 1-Year Interest Rate Swap	USD-SOFRRATE	Receive	4.100%	02/07/2025	10,000	$12	$3

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2024 (Unaudited)

Total Purchased Options	$12	$3

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$10,622	$0	$10,622
Industrials	0	6,839	0	6,839
Utilities	0	3,044	0	3,044
U.S. Government Agencies	0	10,057	0	10,057
U.S. Treasury Obligations	0	7,423	0	7,423
Non-Agency Mortgage-Backed Securities	0	14,454	0	14,454
Asset-Backed Securities	0	17,291	0	17,291
Sovereign Issues	0	1,516	0	1,516

$0	$71,246	$0	$71,246
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$248	$0	$0	$248

Total Investments	$248	$71,246	$0	$71,494

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(9,516)	$0	$(9,516)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	114	0	117
Over the counter	0	92	0	92

$3	$206	$0	$209
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10)	(152)	0	(162)
Over the counter	0	(99)	0	(99)

$(10)	$(251)	$0	$(261)

Total Financial Derivative Instruments	$(7)	$(45)	$0	$(52)

Totals	$241	$61,685	$0	$61,926

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO Fixed Income SHares: Series M	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 144.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Castlelake LP 2.950% due 05/13/2031 «		$7,561	$7,165

Total Loan Participations and Assignments (Cost $7,553)			7,165

CORPORATE BONDS & NOTES 27.3%
BANKING & FINANCE 19.4%
Ally Financial, Inc. 6.848% due 01/03/2030 •		3,600	3,803
American Tower Corp.
2.950% due 01/15/2051		1,500	1,019
5.550% due 07/15/2033		1,100	1,153
Antares Holdings LP 7.950% due 08/11/2028		7,550	8,019
Athene Global Funding 5.526% due 07/11/2031		5,000	5,142
Aviation Capital Group LLC 6.750% due 10/25/2028		5,250	5,611
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		243	227
4.250% due 04/15/2026		4,600	4,554
Banco Bilbao Vizcaya Argentaria SA 6.033% due 03/13/2035 •		5,000	5,305
Banco Santander SA
5.538% due 03/14/2030 •		6,800	7,034
5.552% due 03/14/2028 •		2,000	2,044
Bank of America Corp. 5.288% due 04/25/2034 •		15,000	15,601
Barclays PLC
6.224% due 05/09/2034 •		2,000	2,156
7.437% due 11/02/2033 •		1,200	1,386
BGC Group, Inc. 8.000% due 05/25/2028		4,300	4,629
Blue Owl Capital Corp. 2.875% due 06/11/2028 (g)		9,700	8,891
BPCE SA
6.714% due 10/19/2029 •		7,500	8,021
7.003% due 10/19/2034 •		7,500	8,404
Capital One Financial Corp. 7.624% due 10/30/2031 •		5,000	5,684
CI Financial Corp. 4.100% due 06/15/2051		5,000	3,487
Citigroup, Inc.
3.785% due 03/17/2033 •		5,000	4,686
5.449% due 06/11/2035 •		15,000	15,652
6.270% due 11/17/2033 •(g)		10,000	10,989
Constellation Insurance, Inc. 6.800% due 01/24/2030		6,300	6,344
Credit Suisse AG AT1 Claim		5,500	701
Crown Castle, Inc. 5.200% due 09/01/2034		3,000	3,040
Deutsche Bank AG 5.625% due 05/19/2031 •	EUR	900	1,026
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		$2,000	1,695
Essex Portfolio LP 5.500% due 04/01/2034		5,000	5,200
F&G Annuities & Life, Inc. 6.500% due 06/04/2029		2,600	2,680
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		4,000	4,049
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		200	196
5.800% due 03/05/2027		1,000	1,018
6.125% due 03/08/2034		4,000	4,051
6.800% due 05/12/2028		10,000	10,481
6.950% due 03/06/2026		4,500	4,607
7.350% due 11/04/2027		5,000	5,311
FS KKR Capital Corp.
2.625% due 01/15/2027		9,000	8,467
6.875% due 08/15/2029		3,200	3,333

See Accompanying Notes	1

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2024 (Unaudited)

GA Global Funding Trust 5.500% due 01/08/2029		3,000	3,113
Global Atlantic Fin Co. 6.750% due 03/15/2054		400	426
GLP Capital LP 5.625% due 09/15/2034		1,500	1,533
Goldman Sachs Group, Inc. 6.561% due 10/24/2034 •		5,000	5,647
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034		3,200	3,277
HSBC Holdings PLC
2.848% due 06/04/2031 •		1,600	1,457
5.719% due 03/04/2035 •		2,000	2,126
ING Groep NV 4.500% due 05/23/2029 •	EUR	400	466
Invitation Homes Operating Partnership LP
4.150% due 04/15/2032		$1,101	1,052
4.875% due 02/01/2035		1,000	988
Jane Street Group 7.125% due 04/30/2031		2,000	2,121
JPMorgan Chase & Co. 5.294% due 07/22/2035 •		2,400	2,504
Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		6,700	6,340
4.300% due 02/01/2061		4,000	2,691
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(d)(e)		6,000	6,070
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •		4,500	4,157
Morgan Stanley
0.000% due 04/02/2032 þ(f)		8,000	5,410
5.250% due 04/21/2034 •		20,000	20,664
Nomura Holdings, Inc. 5.783% due 07/03/2034		2,750	2,891
Oaktree Strategic Credit Fund 6.500% due 07/23/2029		1,500	1,524
Sabra Health Care LP 3.900% due 10/15/2029		4,600	4,361
Santander Holdings USA, Inc. 3.244% due 10/05/2026		2,000	1,946
Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	93	124
5.744% due 04/13/2040		575	777
5.801% due 10/13/2040		629	850
Trustage Financial Group, Inc. 4.625% due 04/15/2032		$5,300	4,897
UBS Group AG 5.699% due 02/08/2035 •		9,000	9,504
Wells Fargo & Co. 3.350% due 03/02/2033 •		7,000	6,401

			299,013

INDUSTRIALS 6.2%
Air Canada 4.625% due 08/15/2029	CAD	900	656
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		$2,403	2,403
American Airlines Pass-Through Trust
3.150% due 08/15/2033		4,535	4,231
3.375% due 11/01/2028		4,344	4,130
3.500% due 08/15/2033		454	407
4.000% due 01/15/2027		798	786
Bacardi Ltd. 4.700% due 05/15/2028		1,000	1,000
Bayer U.S. Finance LLC
4.375% due 12/15/2028		358	353
6.500% due 11/21/2033		2,200	2,382
6.875% due 11/21/2053		2,300	2,580
Bowdoin College 4.693% due 07/01/2112		6,600	5,769
Cheniere Energy, Inc. 5.650% due 04/15/2034		2,000	2,071
CVS Pass-Through Trust 7.507% due 01/10/2032		4,048	4,317
DR Horton, Inc. 5.000% due 10/15/2034		4,000	4,058
Elevance Health, Inc. 2.550% due 03/15/2031		3,300	2,955
Energy Transfer LP
4.200% due 04/15/2027		300	299
5.600% due 09/01/2034		6,000	6,238
Flex Intermediate Holdco LLC
3.363% due 06/30/2031		2,800	2,455
4.317% due 12/30/2039		2,800	2,241

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2024 (Unaudited)

Kraft Heinz Foods Co. 4.375% due 06/01/2046		5,000	4,428
Marvell Technology, Inc. 4.875% due 06/22/2028		6,650	6,718
Mondelez International, Inc. 4.625% due 07/03/2031	CAD	5,000	3,830
Mundys SpA 1.875% due 02/12/2028	EUR	400	422
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		$3,100	2,938
Occidental Petroleum Corp. 5.375% due 01/01/2032		1,200	1,217
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		1,700	1,663
Quanta Services, Inc. 5.250% due 08/09/2034		2,700	2,762
Rolls-Royce PLC
1.625% due 05/09/2028	EUR	100	106
3.375% due 06/18/2026	GBP	100	130
5.750% due 10/15/2027		200	273
Smith & Nephew PLC 5.400% due 03/20/2034		$5,000	5,202
South Bow USA Infrastructure Holdings LLC
4.911% due 09/01/2027		2,000	2,016
5.026% due 10/01/2029		2,400	2,407
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		3,800	3,481
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		2,009	1,951
United Airlines Pass-Through Trust 5.450% due 08/15/2038		1,900	1,985
Warnermedia Holdings, Inc. 4.279% due 03/15/2032		1,500	1,333
Western Midstream Operating LP 5.450% due 11/15/2034		1,700	1,705
ZF North America Capital, Inc. 6.750% due 04/23/2030		1,200	1,211

			95,109

UTILITIES 1.7%
Appalachian Power Co. 5.650% due 04/01/2034		1,900	1,999
Black Hills Corp. 6.000% due 01/15/2035		4,100	4,368
Electricite de France SA 5.950% due 04/22/2034		5,500	5,859
FORESEA Holding SA 7.500% due 06/15/2030		27	27
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		2,600	2,515
Pacific Gas & Electric Co.
4.500% due 07/01/2040		1,500	1,354
4.550% due 07/01/2030		1,300	1,290
4.750% due 02/15/2044		3,000	2,680
4.950% due 07/01/2050		700	637
PPL Capital Funding, Inc. 5.250% due 09/01/2034		2,900	2,988
System Energy Resources, Inc. 6.000% due 04/15/2028		1,900	1,995

			25,712

Total Corporate Bonds & Notes (Cost $420,253)			419,834

MUNICIPAL BONDS & NOTES 1.0%
CALIFORNIA 0.9%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.850% due 06/01/2050		10,710	10,047
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040		3,455	4,029

			14,076

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039		600	673

Total Municipal Bonds & Notes (Cost $13,946)			14,749

U.S. GOVERNMENT AGENCIES 56.1%
Fannie Mae
4.796% due 05/25/2042 ~		6	6
5.202% due 03/25/2041 ~		4	4

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2024 (Unaudited)

5.924% due 12/01/2034 •	17	18
5.973% due 11/01/2032 •	4	4
6.220% due 09/01/2027 •	7	7
6.335% due 01/01/2033 •	7	8
6.500% due 07/18/2027	2	2
6.971% due 05/01/2033 •	12	12
7.465% due 09/01/2032 •	1	1
Freddie Mac
3.955% due 08/01/2032 •	13	12
4.000% due 11/01/2047	7	6
5.907% due 08/15/2029 - 12/15/2031 •	4	3
5.957% due 09/15/2030 •	1	1
6.000% due 12/15/2028	40	41
6.007% due 03/15/2032 •	1	1
6.375% due 01/01/2032 - 10/01/2032 •	15	15
6.625% due 10/01/2032 •	33	34
6.774% due 02/01/2033 •	7	7
7.000% due 04/01/2029 - 03/01/2030	4	5
7.250% due 08/01/2029 •	1	1
7.500% due 08/15/2030	9	10
Ginnie Mae
3.625% (H15T1Y + 1.500%) due 09/20/2025 - 08/20/2026 ~	1	0
3.625% due 07/20/2027 - 07/20/2029 •	8	7
3.750% (H15T1Y + 1.500%) due 10/20/2025 - 10/20/2026 ~	1	0
3.750% due 10/20/2027 •	1	2
4.000% due 09/20/2027 •	1	1
4.625% due 01/20/2027 - 03/20/2032 •	22	21
4.875% (H15T1Y + 1.500%) due 04/20/2025 - 06/20/2026 ~	1	1
4.875% due 04/20/2027 - 06/20/2032 •	11	11
Ginnie Mae, TBA 2.500% due 10/01/2054 - 11/01/2054	350,900	309,402
Uniform Mortgage-Backed Security
3.000% due 01/01/2046 - 11/01/2051	46,013	41,343
3.500% due 05/01/2047	97	91
4.000% due 12/01/2044 - 09/01/2052	69,060	66,409
5.000% due 11/01/2033 - 07/01/2053	23,163	23,170
5.500% due 09/01/2053 - 12/01/2053	1,842	1,865
6.500% due 12/01/2028	1	1
Uniform Mortgage-Backed Security, TBA
3.000% due 10/01/2054	8,500	7,630
4.500% due 10/01/2054 - 12/01/2054	140,000	137,759
5.000% due 11/01/2054	188,000	187,919
5.500% due 11/01/2054	48,100	48,661
6.500% due 11/01/2054	36,900	38,026

Total U.S. Government Agencies (Cost $860,867)		862,517

U.S. TREASURY OBLIGATIONS 6.2%
U.S. Treasury Inflation Protected Securities (c)
0.375% due 07/15/2025 (i)(k)	9,682	9,544
1.250% due 04/15/2028 (i)	52,430	51,948
1.750% due 01/15/2034 (k)	32,538	32,917

Total U.S. Treasury Obligations (Cost $93,027)		94,409

NON-AGENCY MORTGAGE-BACKED SECURITIES 16.7%
Adjustable Rate Mortgage Trust
4.178% due 01/25/2036 ~	5	5
4.874% due 02/25/2036 ~	76	49
5.230% due 11/25/2035 ~	61	44
AG Trust 7.112% due 07/15/2041 •	12,100	12,128
American Home Mortgage Assets Trust
5.179% due 10/25/2046 •	333	181
5.349% due 09/25/2046 •	304	276
6.043% due 11/25/2046 •	471	119
Arroyo Mortgage Trust 4.950% due 07/25/2057 þ	2,179	2,169
Banc of America Alternative Loan Trust 6.000% due 07/25/2046	65	57
Banc of America Funding Trust
4.783% due 09/20/2046 ~	31	28
4.969% due 09/20/2047 ~	60	51
5.372% due 08/27/2036 ~	5,701	5,408
5.389% due 04/25/2037 •	56	45
5.455% due 10/20/2036 •	69	52
5.500% due 03/25/2036	6	5
5.675% due 05/20/2047 •	24	22
5.769% due 05/25/2037 •	53	44
5.831% due 04/25/2037 ~	357	298
5.917% due 04/20/2035 ~	43	39
6.205% due 02/20/2036 ~	73	69
Banc of America Mortgage Trust
5.437% due 05/25/2035 ~	188	169
5.500% due 09/25/2035	138	123
5.500% due 05/25/2037	65	50

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2024 (Unaudited)

5.582% due 02/25/2034 ~	58	58
6.192% due 07/25/2035 ~	5	5
BCAP LLC Trust
3.961% due 07/26/2036 ~	15	13
4.560% due 03/26/2037 ~	49	40
4.790% due 03/27/2037 ~	201	170
5.269% due 05/25/2047 •	26	25
5.409% due 05/25/2047 •	168	163
6.269% due 09/25/2047 •	49	43
7.369% due 10/25/2047 •	8,003	6,027
Bear Stearns Adjustable Rate Mortgage Trust
4.300% due 05/25/2047 ~	82	74
4.364% due 05/25/2034 ~	17	16
4.798% due 02/25/2036 ~	31	28
4.863% due 03/25/2035 ~	21	20
4.892% due 01/25/2035 ~	5	5
5.108% due 02/25/2034 ~	24	22
5.993% due 08/25/2035 ~	4	4
6.055% due 11/25/2034 ~	24	22
6.321% due 06/25/2035 ~	1	1
6.538% due 10/25/2035 ~	20	20
6.540% due 01/25/2034 ~	25	25
7.080% due 10/25/2035 •	131	125
8.065% due 12/25/2046 •	274	227
Bear Stearns ALT-A Trust
4.302% due 08/25/2036 ~	213	145
4.583% due 11/25/2036 ~	68	30
4.609% due 05/25/2036 ~	293	142
4.644% due 02/25/2036 ~	162	111
4.670% due 02/25/2036 ~	17	14
5.039% due 01/25/2036 ~	1,795	1,651
5.183% due 07/25/2035 ~	300	208
5.409% due 04/25/2036 •	58	53
5.454% due 05/25/2035 ~	27	26
5.755% due 06/25/2034 ~	780	693
Bear Stearns Asset-Backed Securities Trust 7.165% due 03/25/2036 •	183	71
Bear Stearns Mortgage Funding Trust 5.349% due 01/25/2037 •	46	44
Bear Stearns Structured Products, Inc. Trust 5.515% due 01/26/2036 ~	273	203
Benchmark Mortgage Trust 2.952% due 08/15/2057	4,565	4,246
BX Trust 6.194% due 05/15/2035 •	4,000	3,998
Cascade Funding Mortgage Trust 2.800% due 06/25/2069 ~	66	66
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	6,161	5,629
3.250% due 09/25/2063 ~	3,725	3,400
Chase Mortgage Finance Trust
4.441% due 03/25/2037 ~	18	17
4.684% due 03/25/2037 ~	32	31
4.922% due 09/25/2036 ~	538	432
6.000% due 05/25/2037	95	42
ChaseFlex Trust
5.000% due 07/25/2037	67	23
5.569% due 07/25/2037 •	114	96
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates 4.259% due 08/25/2037 þ	20	16
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.199% due 10/25/2035 •	498	472
CIM Trust 5.500% due 08/25/2064 ~	16,057	16,258
Citigroup Mortgage Loan Trust
4.131% due 10/25/2046 ~	66	58
4.181% due 12/25/2035 ~	63	39
4.560% due 03/25/2037 ~	34	29
4.657% due 09/25/2037 ~	11	11
4.972% due 09/25/2037 ~	199	176
5.241% due 07/25/2037 ~	334	296
5.409% due 01/25/2037 •	1,283	1,125
5.500% due 12/25/2035	109	57
6.246% due 08/25/2035 ~	5	4
6.250% due 11/25/2037 ~	93	42
6.887% due 08/25/2035 ~	124	124
7.230% due 10/25/2035 •	34	34
7.860% due 11/25/2035 •	10	10
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	6,402	5,565
6.500% due 06/25/2037	67	60
Commercial Mortgage Trust
2.315% due 02/10/2037 ~	450	444
3.545% due 02/10/2036	1,667	1,612
Community Program Loan Trust 4.500% due 04/01/2029	3	3

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2024 (Unaudited)

Countrywide Alternative Loan Resecuritization Trust
3.922% due 08/25/2037 ~	46	21
6.000% due 08/25/2037 ~	49	24
Countrywide Alternative Loan Trust
4.450% due 06/25/2037 ~	36	33
4.488% due 05/25/2036 ~	10	8
4.544% due 08/25/2035 ~	106	97
4.638% due 11/25/2035 ~	43	39
5.249% due 08/25/2037 •	302	279
5.255% due 02/20/2047 •	732	585
5.285% due 07/20/2046 •	22	18
5.319% due 11/25/2036 •	3,235	2,696
5.329% due 11/25/2036 •	23	27
5.329% due 05/25/2047 •	575	544
5.349% due 07/25/2046 •	26	26
5.349% due 09/25/2046 •	165	157
5.409% due 05/25/2035 •	590	539
5.469% due 05/25/2035 •	1,188	1,014
5.469% due 06/25/2035 •	64	57
5.489% due 07/25/2035 •	65	58
5.489% due 12/25/2035 •	458	411
5.500% due 11/25/2035	69	42
5.500% due 02/25/2036	44	26
5.589% due 08/25/2035 •	72	65
5.750% due 07/25/2037	13	7
5.750% due 04/25/2047	94	51
6.000% due 12/25/2034	38	35
6.000% due 03/25/2036	142	64
6.000% due 08/25/2036	427	254
6.000% due 08/25/2036 •	44	26
6.000% due 02/25/2037	376	162
6.000% due 04/25/2037	6,378	5,435
6.000% due 05/25/2037	330	147
6.000% due 08/25/2037 •	334	168
6.123% due 02/25/2036 •	235	210
6.135% due 07/25/2035 •	22	21
6.250% due 11/25/2036	54	41
6.315% due 03/25/2037 •	81	44
6.373% due 11/25/2047 •	434	367
6.413% due 11/20/2035 •	3,910	3,426
6.429% due 11/25/2035 •	573	531
6.500% due 05/25/2036	1,240	604
6.500% due 12/25/2036	59	27
6.500% due 08/25/2037	338	148
6.503% due 11/25/2047 •	1,206	1,018
Countrywide Asset-Backed Certificates Trust 5.469% due 03/25/2036 •	605	610
Countrywide Home Loan Mortgage Pass-Through Trust
3.991% due 05/20/2036 ~	74	68
4.113% due 02/20/2036 ~	102	89
4.377% due 11/25/2037 ~	70	62
4.487% due 05/20/2036 ~	25	23
4.511% due 10/20/2035 ~	2	2
4.733% due 11/25/2034 ~	31	30
4.769% due 01/25/2036 ~	23	22
5.429% due 05/25/2035 •	37	32
5.500% due 07/25/2037	226	95
5.509% due 02/25/2035 •	4	4
5.576% due 06/25/2034 ~	345	316
5.589% due 03/25/2035 •	126	110
5.649% due 03/25/2036 •	9	2
5.709% due 02/25/2035 •	168	153
5.749% due 02/25/2035 •	143	130
5.750% due 12/25/2035	58	29
6.000% due 02/25/2037	203	94
6.000% due 03/25/2037	77	33
6.000% due 07/25/2037	161	72
6.018% due 08/25/2034 ~	1,598	1,564
6.500% due 11/25/2036	525	171
6.662% due 02/20/2036 •	8	7
7.743% due 08/25/2034 ~	15	14
Countrywide Home Loan Reperforming REMIC Trust 6.000% due 03/25/2035	23	24
Credit Suisse First Boston Mortgage Securities Corp.
6.059% due 03/25/2032 ~	6	5
6.119% due 09/25/2034 •	17	26
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.756% due 10/25/2066 ~	8,057	7,173
3.431% due 11/10/2032	1,200	961
3.500% due 04/26/2038 ~	103	101
4.074% due 12/27/2060 ~	2,948	2,940
4.531% due 04/28/2037 ~	139	133
DBGS Mortgage Trust 6.606% due 10/15/2036 •	1,000	977
Deephaven Residential Mortgage Trust 0.899% due 04/25/2066 ~	2,724	2,412

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2024 (Unaudited)

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.349% due 08/25/2047 •		167	152
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.269% due 04/25/2037 •		174	119
Deutsche Mortgage & Asset Receiving Corp. 4.281% due 11/27/2036 •		34	33
Downey Savings & Loan Association Mortgage Loan Trust 5.719% due 07/19/2045 •		3	0
Eurosail PLC 6.049% due 06/13/2045 •	GBP	1,147	1,531
First Horizon Alternative Mortgage Securities Trust
4.717% due 01/25/2036 ~		$124	62
6.087% due 04/25/2036 ~		45	38
First Horizon Mortgage Pass-Through Trust 6.364% due 11/25/2037 ~		15	12
GCT Commercial Mortgage Trust 6.011% due 02/15/2038 •		5,120	4,612
GMAC Mortgage Corp. Loan Trust 3.642% due 11/19/2035 ~		81	66
GreenPoint Mortgage Funding Trust
5.369% due 05/25/2037 •		1,492	1,418
5.369% due 12/25/2046 •		174	164
GS Mortgage Securities Corp. Trust 8.497% due 08/15/2039 •		2,600	2,607
GS Mortgage Securities Trust 3.722% due 10/10/2049 ~		5,000	4,528
GSC Capital Corp. Mortgage Trust 5.329% due 05/25/2036 •		52	49
GSR Mortgage Loan Trust
4.327% due 04/25/2035 ~		15	14
5.057% due 04/25/2035 ~		14	13
5.202% due 09/25/2035 ~		62	59
6.132% due 09/25/2035 ~		21	19
6.959% due 11/25/2035 ~		84	45
7.343% due 09/25/2034 ~		22	22
HarborView Mortgage Loan Trust
4.229% due 06/19/2036 ~		119	51
4.867% due 01/19/2036 •		73	45
5.190% due 12/19/2035 ~		67	35
5.459% due 01/19/2038 •		21	19
5.489% due 12/19/2036 •		4,605	3,547
5.519% due 05/19/2035 •		1,109	1,060
5.559% due 12/19/2036 •		2,512	2,361
5.579% due 01/19/2038 •		24	36
5.759% due 01/19/2035 •		17	16
6.257% due 07/19/2045 •		23	20
7.587% due 12/19/2035 ~		9	9
IndyMac IMSC Mortgage Loan Trust 5.329% due 07/25/2047 •		176	117
IndyMac INDA Mortgage Loan Trust
3.810% due 08/25/2036 ~		1,277	1,023
5.569% due 11/25/2035 •		120	71
IndyMac INDX Mortgage Loan Trust
3.244% due 06/25/2037 ~		50	40
3.534% due 06/25/2036 ~		699	609
3.670% due 06/25/2036 ~		3,422	2,367
3.846% due 10/25/2035 ~		466	378
3.953% due 08/25/2035 ~		460	343
4.102% due 11/25/2035 ~		76	70
4.285% due 09/25/2035 ~		45	37
4.630% due 06/25/2035 ~		16	15
5.349% due 09/25/2046 •		72	63
5.529% due 03/25/2035 •		17	17
InTown Mortgage Trust 7.586% due 08/15/2039 •		4,500	4,521
JP Morgan Alternative Loan Trust
4.573% due 12/25/2036 ~		4	3
5.289% due 10/25/2036 •		2,587	2,322
5.892% due 06/27/2037 •		1,329	832
JP Morgan Chase Commercial Mortgage Securities Trust
1.974% due 01/05/2040		2,940	2,592
7.235% due 10/05/2040		3,200	3,437
JP Morgan Mortgage Trust
3.000% due 04/25/2052 ~		9,088	7,995
5.321% due 11/25/2035 ~		36	29
5.334% due 01/25/2037 ~		7	6
5.408% due 11/25/2035 ~		25	20
5.460% due 06/25/2037 ~		57	44
5.703% due 07/25/2035 ~		81	82
6.000% due 01/25/2036		94	44
6.842% due 07/25/2035 ~		40	40
6.989% due 04/25/2035 ~		1	1
7.351% due 09/25/2034 ~		53	52
Lavender Trust 6.250% due 10/26/2036		208	97

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2024 (Unaudited)

Legacy Mortgage Asset Trust
4.750% due 07/25/2061 þ	1,617	1,607
4.875% due 10/25/2068 þ	3,837	3,851
Lehman Mortgage Trust
4.487% due 12/25/2035 ~	172	30
5.093% due 01/25/2036 ~	37	35
6.000% due 07/25/2036	55	28
Lehman XS Trust
5.239% due 02/25/2036 •	3,609	3,294
5.349% due 11/25/2046 •	7,811	6,920
5.369% due 08/25/2046 •	25	25
5.429% due 04/25/2046 •	1	1
5.449% due 11/25/2046 •	8	10
Luminent Mortgage Trust
5.309% due 12/25/2036 •	341	305
5.369% due 10/25/2046 •	96	87
MASTR Adjustable Rate Mortgages Trust 5.449% due 05/25/2037 •	84	35
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	628	431
8.000% due 07/25/2035	622	456
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 6.134% due 10/20/2029 •	11	11
Merrill Lynch Alternative Note Asset Trust
5.289% due 01/25/2037 •	104	30
5.569% due 03/25/2037 •	736	180
6.000% due 05/25/2037	117	91
Merrill Lynch Mortgage Investors Trust
5.429% due 04/25/2029 •	9	8
5.603% due 11/25/2035 •	23	22
5.629% due 09/25/2029 •	2	2
5.629% due 11/25/2029 •	19	17
6.133% due 02/25/2036 ~	14	14
6.250% due 10/25/2036	1,094	438
6.704% due 07/25/2029 •	8	8
Morgan Stanley Capital Trust
2.509% due 04/05/2042 ~	5,000	4,226
3.912% due 09/09/2032	3,180	2,787
Morgan Stanley Dean Witter Capital, Inc. Trust 6.059% due 03/25/2033 ~	13	12
Morgan Stanley Mortgage Loan Trust
3.701% due 07/25/2035 ~	984	867
5.289% due 01/25/2035 •	13	12
6.000% due 10/25/2037	67	36
7.153% due 06/25/2036 ~	12	12
Morgan Stanley Re-REMIC Trust
1.581% due 02/26/2037 •	89	82
3.823% due 03/26/2037 þ	47	47
5.500% due 10/26/2035 ~	5,175	3,328
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034	255	237
New Residential Mortgage Loan Trust 6.864% due 10/25/2063 þ	10,901	11,106
New York Mortgage Trust 5.250% due 07/25/2062 þ	3,815	3,784
NLT Trust 1.162% due 08/25/2056 ~	3,545	3,027
Nomura Asset Acceptance Corp. Alternative Loan Trust 7.295% due 02/25/2036 ~	187	151
Nomura Resecuritization Trust 6.500% due 10/26/2037	4,331	1,870
NYO Commercial Mortgage Trust 6.306% due 11/15/2038 •	1,200	1,166
OBX Trust
6.120% due 11/25/2062 ~	2,669	2,690
7.045% due 09/25/2063 þ	1,872	1,918
7.159% due 10/25/2063 þ	4,450	4,569
Residential Accredit Loans, Inc. Trust
4.796% due 02/25/2035 ~	143	126
5.269% due 08/25/2035 •	68	52
5.309% due 12/25/2036 •	163	158
5.369% due 05/25/2047 •	54	48
5.389% due 06/25/2037 •	48	42
5.469% due 08/25/2037 •	116	108
5.604% due 02/25/2036 ~	90	79
5.769% due 10/25/2045 •	53	43
6.000% due 09/25/2035	542	459
6.000% due 06/25/2036	2,334	1,843
8.000% due 04/25/2036 •	62	53
Residential Asset Securitization Trust
6.000% due 06/25/2036	166	67
6.000% due 11/25/2036	121	44
6.000% due 03/25/2037	97	31
6.250% due 11/25/2036	83	31
6.500% due 04/25/2037	1,137	316

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2024 (Unaudited)

Residential Funding Mortgage Securities, Inc. Trust
5.106% due 03/25/2035 ~	734	445
6.000% due 09/25/2036	94	75
Starwood Mortgage Residential Trust 0.943% due 05/25/2065 ~	1,086	1,013
Structured Adjustable Rate Mortgage Loan Trust
4.630% due 07/25/2037 ~	3	2
4.667% due 09/25/2036 ~	1,530	1,070
4.751% due 10/25/2036 ~	79	40
4.941% due 02/25/2036 ~	149	111
5.289% due 10/25/2035 •	553	522
5.704% due 06/25/2034 •	169	162
5.820% due 10/25/2034 ~	5	4
6.523% due 05/25/2035 •	196	151
Structured Asset Mortgage Investments Trust
5.159% due 09/25/2047 •	319	293
5.229% due 03/25/2037 •	68	25
5.329% due 09/25/2047 •	33	30
5.349% due 06/25/2036 •	1,726	1,683
5.349% due 07/25/2046 •	291	208
5.369% due 05/25/2036 •	409	329
5.389% due 09/25/2047 •	641	551
5.409% due 05/25/2046 •	685	242
5.489% due 05/25/2046 •	28	16
5.779% due 03/19/2034 •	96	90
5.779% due 02/19/2035 •	49	45
5.819% due 12/19/2033 •	82	80
6.538% due 02/25/2036 •	206	176
SunTrust Adjustable Rate Mortgage Loan Trust 6.036% due 02/25/2037 ~	78	70
SunTrust Alternative Loan Trust 6.000% due 12/25/2035	164	153
TBW Mortgage-Backed Trust 5.965% due 07/25/2037 ~	2,704	806
Thornburg Mortgage Securities Trust
4.657% due 09/25/2037 ~	8	7
5.609% due 09/25/2043 •	76	72
5.709% due 09/25/2034 •	11	10
Towd Point Mortgage Trust 3.750% due 02/25/2059 ~	5,404	5,298
VASA Trust 6.111% due 07/15/2039 •	1,000	927
Verus Securitization Trust 1.824% due 11/25/2066 ~	3,297	3,013
Wachovia Mortgage Loan Trust LLC 6.456% due 10/20/2035 ~	9	9
WaMu Mortgage Pass-Through Certificates Trust
4.059% due 12/25/2036 ~	66	59
4.306% due 12/25/2036 ~	599	539
5.073% due 08/25/2036 ~	48	44
5.509% due 12/25/2045 •	2	2
5.609% due 01/25/2045 •	83	81
5.709% due 11/25/2034 •	76	73
5.749% due 10/25/2044 •	379	365
5.789% due 11/25/2045 •	95	88
5.823% due 02/25/2047 •	1,087	942
5.873% due 06/25/2047 •	29	23
5.933% due 07/25/2047 •	8,282	6,823
5.949% due 11/25/2034 •	210	196
6.123% due 08/25/2046 •	516	472
6.265% due 08/25/2033 ~	84	82
6.323% due 11/25/2042 •	7	7
6.623% due 11/25/2046 •	138	121
Washington Mutual Mortgage Pass-Through Certificates Trust
4.022% due 09/25/2036 þ	122	34
5.419% due 05/25/2035 •	188	154
5.823% due 04/25/2047 •	204	162
5.893% due 04/25/2047 •	299	238
Wells Fargo Alternative Loan Trust 7.097% due 07/25/2037 ~	20	19
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/2037	23	21
7.402% due 10/25/2036 ~	119	107

Total Non-Agency Mortgage-Backed Securities (Cost $273,037)		256,178

ASSET-BACKED SECURITIES 32.4%
Aames Mortgage Investment Trust 5.749% due 10/25/2035 •	63	62
AASET Trust 3.844% due 01/16/2038	1,166	842
ABFC Trust
5.189% due 01/25/2037 •	303	171
5.249% due 11/25/2036 •	7,994	5,094
5.289% due 01/25/2037 •	191	108
5.409% due 01/25/2037 •	115	65

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2024 (Unaudited)

5.969% due 06/25/2037 •		135	111
Accredited Mortgage Loan Trust 5.229% due 09/25/2036 •		1,638	1,627
ACE Securities Corp. Home Equity Loan Trust
5.189% due 12/25/2036 •		287	76
5.249% due 07/25/2036 •		94	76
5.279% due 08/25/2036 •		221	214
5.569% due 02/25/2036 •		14	14
5.584% due 12/25/2035 •		1,685	1,583
5.629% due 11/25/2035 •		20	21
5.869% due 12/25/2034 •		95	85
5.899% due 02/25/2036 •		56	52
5.944% due 06/25/2034 •		297	281
Aegis Asset-Backed Securities Trust
5.614% due 12/25/2035 •		163	154
5.669% due 03/25/2035 •		76	74
5.689% due 06/25/2035 •		90	86
6.392% due 03/25/2035 •		33	32
AGL CLO Ltd. 6.744% due 07/20/2034 •		4,300	4,304
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.674% due 11/25/2035 •		39	38
5.749% due 09/25/2035 •		2,229	2,208
6.079% due 03/25/2035 •		148	146
Amortizing Residential Collateral Trust 5.969% due 10/25/2034 •		73	73
Argent Securities Trust
5.119% due 09/25/2036 •		735	241
5.349% due 03/25/2036 •		270	150
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.429% due 01/25/2036 •		66	64
5.609% due 01/25/2036 •		2,689	2,470
Asset-Backed Securities Corp. Home Equity Loan Trust
3.972% due 12/25/2036 •		6,300	5,798
5.869% due 06/25/2035 •		65	64
Atlas Senior Loan Fund Ltd. 6.503% due 10/23/2032 •		8,100	8,102
Aurium CLO DAC 4.334% due 04/16/2030 •	EUR	5,240	5,823
Ballyrock CLO Ltd. 6.674% due 07/20/2034 •		$6,500	6,506
BDS Ltd. 7.101% due 08/19/2038 •		3,200	3,216
Bear Stearns Asset-Backed Securities Trust
4.945% due 11/25/2035 •		80	81
5.154% due 10/25/2036 ~		30	14
5.238% due 07/25/2036 ~		11	11
5.429% due 02/25/2037 •		11,715	11,307
5.471% due 03/25/2034 •		1,589	1,631
5.644% due 08/25/2036 •		34	34
5.769% due 09/25/2046 •		66	63
6.019% due 08/25/2037 •		4,385	3,944
6.149% due 06/25/2043 •		535	530
6.169% due 06/25/2036 •		600	610
6.219% due 08/25/2037 •		14	13
Betony CLO Ltd. 6.597% due 04/30/2031 •		4,052	4,056
BPCRE Ltd. 7.414% due 01/16/2037 •		590	590
BSPRT Issuer Ltd. 7.393% due 07/15/2039 •		6,132	6,160
Carlyle Euro CLO DAC 4.172% due 08/15/2030 •	EUR	295	328
Carrington Mortgage Loan Trust
5.189% due 01/25/2037 •		$1,200	913
5.229% due 02/25/2037 •		3,147	2,979
6.019% due 05/25/2035 •		205	198
Carvana Auto Receivables Trust
4.610% due 11/10/2027		2,013	2,012
5.330% due 07/10/2029		1,000	1,023
5.630% due 11/10/2027		1,995	2,007
5.900% due 08/10/2027		1,700	1,709
Cendant Mort Capital LLC 6.000% due 07/25/2043 ~		7	7
CIT Mortgage Loan Trust 6.469% due 10/25/2037 •		5,054	5,142
Citigroup Mortgage Loan Trust
4.285% due 05/25/2036 þ		122	46
5.139% due 05/25/2037 •		10,656	9,315
5.369% due 11/25/2046 •		72	70
5.704% due 09/25/2035 •		247	245
6.649% due 07/25/2035 •		1,000	858
Citizens Auto Receivables Trust 5.840% due 01/18/2028		2,075	2,106
Conseco Finance Corp. 7.060% due 02/01/2031 ~		215	193

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2024 (Unaudited)

Countrywide Asset-Backed Certificates Trust
3.392% due 03/25/2036 •		587	576
3.806% due 04/25/2035 •		48	47
4.325% due 10/25/2046 ~		5,978	5,916
4.465% due 01/25/2037 •		216	216
5.109% due 07/25/2037 •		212	210
5.169% due 09/25/2037 •		2,499	2,273
5.169% due 06/25/2047 •		10,901	9,593
5.189% due 09/25/2037 •		189	198
5.199% due 10/25/2047 •		35	34
5.219% due 06/25/2047 •		138	135
5.229% due 04/25/2046 •		2,784	2,627
5.249% due 06/25/2035 •		6,387	5,809
5.249% due 02/25/2037 •		5,289	5,058
5.269% due 09/25/2046 •		55	55
5.269% due 03/25/2047 •		42	41
5.409% due 09/25/2047 •		490	485
5.469% due 01/25/2046 •		3,153	3,009
5.569% due 06/25/2036 •		15	15
5.659% due 05/25/2036 •		8	8
5.689% due 07/25/2034 •		19	20
5.869% due 10/25/2034 •		24	24
5.869% due 03/25/2047 •		51	39
6.064% due 07/25/2035 •		64	64
6.469% due 02/25/2035 •		88	87
Credit-Based Asset Servicing & Securitization LLC
2.832% due 01/25/2036 þ		41	35
5.512% due 07/25/2037 •		8	5
5.612% due 07/25/2037 •		167	111
Delta Funding Home Equity Loan Trust 5.851% due 08/15/2030 •		17	17
Dryden Euro CLO DAC 4.345% due 04/15/2033 •	EUR	9,500	10,570
ECMC Group Student Loan Trust 6.145% due 02/27/2068 •		$3,923	3,898
Elmwood CLO Ltd. 6.916% due 01/17/2034 •		4,800	4,800
EMC Mortgage Loan Trust 5.709% due 05/25/2040 •		5	5
First Franklin Mortgage Loan Trust
5.249% due 12/25/2036 •		206	86
5.289% due 04/25/2036 •		102	99
5.449% due 04/25/2036 •		400	373
5.449% due 08/25/2036 •		102	99
5.689% due 11/25/2035 •		92	85
5.914% due 03/25/2035 •		31	31
6.154% due 12/25/2034 •		886	886
6.169% due 01/25/2035 •		55	55
6.394% due 10/25/2034 •		253	255
First NLC Trust
2.775% due 05/25/2035 •		612	542
5.039% due 08/25/2037 •		41	21
Ford Auto Securitization Trust 4.972% due 03/15/2030	CAD	2,400	1,836
Fremont Home Loan Trust
5.119% due 01/25/2037 •		$204	94
5.289% due 08/25/2036 •		178	57
5.309% due 02/25/2036 •		23	22
5.309% due 02/25/2037 •		678	221
5.509% due 02/25/2036 •		300	267
5.509% due 04/25/2036 •		2,663	2,494
5.759% due 12/25/2029 •		5	4
Galaxy CLO Ltd. 6.533% due 10/15/2030 •		1,314	1,315
Gallatin CLO Ltd. 6.653% due 07/15/2031 •		4,596	4,601
Golden Credit Card Trust 4.310% due 09/15/2027		2,630	2,626
GSAA Home Equity Trust 5.209% due 04/25/2047 •		55	51
GSAMP Trust
5.059% due 01/25/2037 •		1,986	1,197
5.089% due 12/25/2036 •		1,495	753
5.109% due 12/25/2036 •		6,403	3,470
5.109% due 01/25/2037 •		35,915	21,158
5.169% due 11/25/2036 •		384	187
5.269% due 09/25/2036 •		2,679	956
5.269% due 12/25/2046 •		437	217
5.429% due 12/25/2046 •		131	65
5.449% due 06/25/2036 •		182	102
5.509% due 04/25/2036 •		221	149
6.619% due 10/25/2034 •		12	13
Home Equity Asset Trust 6.064% due 05/25/2035 •		31	31
Home Equity Loan Trust
5.199% due 04/25/2037 •		421	405

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2024 (Unaudited)

5.309% due 04/25/2037 •		500	442
Home Equity Mortgage Loan Asset-Backed Trust
5.109% due 11/25/2036 •		224	210
5.129% due 11/25/2036 •		184	165
5.289% due 04/25/2037 •		180	158
HSI Asset Securitization Corp. Trust
5.189% due 12/25/2036 •		192	51
5.309% due 12/25/2036 •		873	230
5.409% due 12/25/2036 •		582	154
5.749% due 11/25/2035 •		2,233	2,077
Invesco Euro CLO DAC 4.335% due 07/15/2031 •	EUR	900	994
JP Morgan Mortgage Acquisition Trust
5.229% due 03/25/2037 •		$85	84
5.374% due 07/25/2036 •		117	115
6.337% due 08/25/2036 þ		87	53
KKR CLO Ltd. 6.513% due 07/15/2030 •		6,311	6,315
LCM LP 6.544% due 07/20/2030 •		2,497	2,498
LCM Ltd. 6.562% due 07/20/2034 •		5,600	5,610
Lehman ABS Mortgage Loan Trust
5.059% due 06/25/2037 •		150	101
5.169% due 06/25/2037 •		121	82
Lehman XS Trust 5.139% due 02/25/2037 •		812	622
Long Beach Mortgage Loan Trust
6.019% due 06/25/2035 •		281	274
6.244% due 02/25/2035 •		7,077	6,991
6.394% due 03/25/2032 •		63	67
MACH Cayman Ltd. 3.474% due 10/15/2039		1,168	1,087
Madison Park Euro Funding DAC 4.485% due 07/15/2032 •	EUR	5,695	6,312
Magnetite Ltd. 6.835% due 10/25/2033 •		$11,500	11,506
Man GLG Euro CLO DAC 4.495% due 10/15/2032 •	EUR	6,246	6,960
MAPS Ltd. 4.212% due 05/15/2043		$665	657
MASTR Asset-Backed Securities Trust
5.189% due 08/25/2036 •		137	52
5.269% due 08/25/2036 •		226	86
5.329% due 02/25/2036 •		286	107
5.409% due 11/25/2036 •		3,443	2,063
5.449% due 06/25/2036 •		122	44
5.449% due 08/25/2036 •		136	52
5.469% due 11/25/2035 •		7,074	4,094
5.539% due 01/25/2036 •		103	103
5.719% due 12/25/2034 •		11	11
5.719% due 10/25/2035 •		179	171
Merrill Lynch Mortgage Investors Trust
5.449% due 08/25/2037 •		649	341
5.689% due 05/25/2036 •		29	29
5.869% due 02/25/2047 •		754	443
METAL LLC 4.581% due 10/15/2042		2,633	1,732
MF1 Ltd. 6.315% due 02/19/2037 •		2,228	2,220
MidOcean Credit CLO 6.440% due 02/20/2031 •		2,180	2,182
Morgan Stanley ABS Capital, Inc. Trust
5.039% due 10/25/2036 •		69	31
5.079% due 10/25/2036 •		567	308
5.109% due 10/25/2036 •		2,059	916
5.109% due 11/25/2036 •		178	85
5.119% due 10/25/2036 •		166	90
5.119% due 11/25/2036 •		896	509
5.149% due 03/25/2037 •		308	133
5.169% due 02/25/2037 •		103	49
5.189% due 11/25/2036 •		1,065	510
5.219% due 03/25/2037 •		308	133
5.269% due 06/25/2036 •		481	363
5.269% due 09/25/2036 •		316	109
5.549% due 01/25/2036 •		426	412
5.569% due 12/25/2035 •		10,000	9,320
5.589% due 12/25/2035 •		90	88
5.869% due 05/25/2034 •		57	54
5.959% due 06/25/2035 •		120	119
6.019% due 04/25/2035 •		151	145
6.219% due 07/25/2037 •		400	351
Morgan Stanley Dean Witter Capital, Inc. Trust 6.319% due 02/25/2033 •		203	211
Morgan Stanley Home Equity Loan Trust
5.139% due 04/25/2037 •		436	229

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2024 (Unaudited)

5.199% due 04/25/2037 •	145	77
5.289% due 04/25/2036 •	74	52
Morgan Stanley Mortgage Loan Trust
5.429% due 02/25/2037 •	98	21
5.689% due 04/25/2037 •	201	55
6.376% due 11/25/2036 •	215	81
6.465% due 09/25/2046 þ	282	96
Navient Private Education Loan Trust 4.100% due 12/16/2058 ~	379	375
Navient Student Loan Trust 7.230% due 03/15/2072	2,200	2,370
Nelnet Student Loan Trust 7.545% due 02/20/2041 •	3,719	3,726
New Century Home Equity Loan Trust 5.944% due 10/25/2033 •	727	726
Newcastle Mortgage Securities Trust
5.199% due 04/25/2037 •	965	951
5.309% due 04/25/2037 •	4,292	3,964
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.532% due 10/25/2036 þ	142	31
NovaStar Mortgage Funding Trust
5.269% due 06/25/2036 •	78	57
5.674% due 01/25/2036 •	699	694
Ocean Trails Clo 6.440% due 07/15/2034 •	4,800	4,804
Octane Receivables Trust 6.440% due 03/20/2029	2,666	2,707
Option One Mortgage Loan Trust
5.109% due 01/25/2037 •	47	28
5.139% due 05/25/2037 •	9,089	4,882
5.189% due 01/25/2037 •	187	110
5.299% due 04/25/2037 •	94	47
5.509% due 01/25/2036 •	300	280
5.734% due 08/25/2035 •	307	297
Option One Mortgage Loan Trust Asset-Backed Certificates 5.659% due 11/25/2035 •	1,517	1,454
Ownit Mortgage Loan Trust 5.869% due 10/25/2036 •	109	106
Pagaya AI Debt Selection Trust
6.117% due 12/15/2031	920	931
9.099% due 04/15/2031	500	513
Park Place Securities, Inc. 5.704% due 09/25/2035 •	141	137
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.704% due 08/25/2035 •	122	119
5.704% due 09/25/2035 •	188	183
5.764% due 07/25/2035 •	40	40
5.794% due 07/25/2035 •	950	916
6.019% due 10/25/2034 •	180	178
6.094% due 03/25/2035 •	161	158
6.214% due 01/25/2036 •	30	30
6.769% due 12/25/2034 •	3,534	3,525
People's Financial Realty Mortgage Securities Trust 5.109% due 09/25/2036 •	343	89
Popular ABS Mortgage Pass-Through Trust 5.554% due 02/25/2036 •	2	2
PRET LLC 4.744% due 07/25/2051 þ	1,329	1,315
PRPM LLC 3.720% due 02/25/2027 þ	2,100	2,083
RAAC Trust
5.569% due 06/25/2044 •	21	18
5.569% due 09/25/2045 •	809	793
5.669% due 11/25/2046 •	280	272
6.469% due 09/25/2047 •	429	420
Ready Capital Mortgage Financing LLC 7.407% due 10/25/2039 •	3,837	3,863
Regatta Funding Ltd. 6.485% due 10/25/2031 •	15,256	15,271
Renaissance Home Equity Loan Trust
5.545% due 01/25/2037 þ	7,350	2,450
5.608% due 05/25/2036 þ	9,550	4,252
5.812% due 11/25/2036 þ	513	178
6.254% due 08/25/2036 þ	9,184	3,784
7.238% due 09/25/2037 þ	207	87
Residential Asset Mortgage Products Trust
5.529% due 09/25/2036 •	66	62
5.569% due 05/25/2036 •	585	498
5.609% due 01/25/2036 •	346	327
5.659% due 10/25/2035 •	18	17
Residential Asset Securities Corp. Trust
5.229% due 11/25/2036 •	207	193
5.309% due 11/25/2036 •	256	239
5.309% due 04/25/2037 •	1,036	1,000
5.599% due 12/25/2035 •	5	5
5.629% due 12/25/2035 •	89	78

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2024 (Unaudited)

5.659% due 11/25/2035 •		11	11
5.809% due 12/25/2034 •		2	2
Sandstone Peak Ltd. 0.000% due 10/15/2034 •		7,000	7,000
Securitized Asset-Backed Receivables LLC Trust
5.149% due 07/25/2036 •		184	66
5.249% due 05/25/2036 •		3,901	2,050
5.289% due 07/25/2036 •		180	64
5.449% due 07/25/2036 •		618	220
5.469% due 05/25/2036 •		811	426
5.509% due 03/25/2036 •		97	90
5.629% due 08/25/2035 •		100	81
5.644% due 01/25/2035 •		17	15
5.929% due 01/25/2036 •		28	26
SG Mortgage Securities Trust
5.289% due 07/25/2036 •		27,416	5,975
5.644% due 10/25/2035 •		395	387
Slam Ltd. 5.335% due 09/15/2049		4,050	4,049
SLM Private Education Loan Trust 9.961% due 10/15/2041 •		1,572	1,647
SMB Private Education Loan Trust 3.500% due 12/16/2041		500	486
Sound Point CLO Ltd. 6.754% due 07/20/2032 •		5,900	5,906
Soundview Home Loan Trust
5.049% due 06/25/2037 •		36	25
5.079% due 02/25/2037 •		269	77
5.149% due 02/25/2037 •		376	109
5.149% due 07/25/2037 •		1,258	1,143
5.469% due 06/25/2036 •		4,258	4,172
5.494% due 03/25/2036 •		61	61
5.919% due 10/25/2037 •		214	164
Specialty Underwriting & Residential Finance Trust
5.065% due 12/25/2036 •		890	872
5.239% due 04/25/2037 •		109	82
5.269% due 09/25/2037 •		7,384	5,112
5.269% due 11/25/2037 •		597	334
5.944% due 12/25/2035 •		57	57
Structured Asset Investment Loan Trust
5.119% due 09/25/2036 •		21	20
5.349% due 03/25/2036 •		60	59
5.569% due 01/25/2036 •		63	61
5.869% due 05/25/2035 •		274	269
5.899% due 09/25/2034 •		179	163
6.094% due 07/25/2033 •		17	17
6.244% due 12/25/2034 •		1,138	1,123
Structured Asset Securities Corp. Mortgage Loan Trust
5.119% due 09/25/2036 •		35	33
5.199% due 01/25/2037 •		1,701	988
5.239% due 07/25/2036 •		238	238
5.309% due 12/25/2036 •		36	35
5.389% due 02/25/2037 •		193	189
6.769% due 08/25/2037 •		24	24
6.969% due 08/25/2037 •		55	55
Structured Asset Securities Corp. Trust 5.659% due 09/25/2035 •		315	301
Symphony CLO Ltd. 6.875% due 04/25/2034 •		12,500	12,517
TCW CLO Ltd. 6.395% due 08/16/2034 •		7,100	7,104
TPG Real Estate Finance Issuer Ltd. 6.397% due 03/15/2038 •		6,395	6,348
Trestles CLO Ltd. 6.714% due 10/20/2034 •		4,500	4,505
Trinitas CLO Ltd.
6.615% due 01/25/2034 •		9,500	9,522
6.625% due 01/25/2034 •		16,500	16,516
Trinitas Euro CLO DAC 4.618% due 10/20/2032 •	EUR	1,461	1,624
Verdelite Static CLO Ltd. 6.424% due 07/20/2032 •		$7,600	7,615
Vertical Bridge Holdings LLC
2.636% due 09/15/2050		7,000	6,841
3.706% due 02/15/2057		1,400	1,262
Vibrant CLO Ltd. 6.584% due 09/15/2030 •		2,428	2,430
WaMu Asset-Backed Certificates WaMu Trust
5.194% due 05/25/2037 •		5,211	4,940
5.209% due 05/25/2037 •		980	888
WAVE LLC 3.597% due 09/15/2044		1,606	1,488
Wells Fargo Home Equity Asset-Backed Securities Trust 5.464% due 05/25/2036 •		28	28
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 5.569% due 04/25/2034 •		81	80

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2024 (Unaudited)

Whitehorse Ltd. 6.813% due 10/15/2031 •		6,892	6,900

Total Asset-Backed Securities (Cost $529,755)			497,648

SOVEREIGN ISSUES 3.5%
Brazil Government International Bond 6.125% due 03/15/2034		11,500	11,748
Province of Ontario
3.650% due 06/02/2033	CAD	16,400	12,255
4.150% due 06/02/2034		19,000	14,643
Province of Quebec
3.600% due 09/01/2033		16,400	12,189
4.450% due 09/01/2034		4,100	3,229

Total Sovereign Issues (Cost $51,738)			54,064

		SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
Drillco Holding Lux SA «(f)		1,575	39
Forsea Holding SA «		623	15

Total Common Stocks (Cost $31)			54

PREFERRED SECURITIES 0.9%
BANKING & FINANCE 0.9%
American AgCredit Corp. 5.250% due 06/15/2026 •(d)		6,000,000	5,880
Charles Schwab Corp. 5.000% due 12/01/2027 •(d)		4,200,000	4,027
Farm Credit Bank 7.750% due 06/15/2029 •(d)		2,500,000	2,583
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(d)		1,700,000	1,709

Total Preferred Securities (Cost $14,287)			14,199

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
4.619% due 12/19/2024 (a)(b)		$405	401

Total Short-Term Instruments (Cost $401)			401

Total Investments in Securities (Cost $2,264,895)			2,221,218

		SHARES
INVESTMENTS IN AFFILIATES 1.9%
SHORT-TERM INSTRUMENTS 1.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%
PIMCO Short-Term Floating NAV Portfolio III		3,031,525	29,518

Total Short-Term Instruments (Cost $29,515)			29,518

Total Investments in Affiliates (Cost $29,515)			29,518

Total Investments 146.5% (Cost $2,294,410)			$2,250,736
Financial Derivative Instruments (h)(j) 0.2%(Cost or Premiums, net $(108))			2,458
Other Assets and Liabilities, net (46.7)%			(716,860)

Net Assets 100.0%			$1,536,334

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Drillco Holding Lux SA	06/08/2023	$31	$39	0.00%
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	7,098	5,410	0.35

$7,129	$5,449	0.35%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	4.700%	09/20/2024	10/18/2024	$(5,920)	$(5,929)
JPS	4.750	09/20/2024	11/12/2024	(2,508)	(2,511)
4.800	09/20/2024	11/12/2024	(7,597)	(7,608)

Total Reverse Repurchase Agreements	$(16,048)

(g)	Securities with an aggregate market value of $16,895 have been pledged as collateral under the terms of master agreements as of September 30, 2024.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(26,331) at a weighted average interest rate of 5.357%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November 2024 Futures	$112.000	10/25/2024	100	$100	$(53)	$(6)
Call - CBOT U.S. Treasury 10-Year Note November 2024 Futures	117.000	10/25/2024	100	100	(50)	(7)

Total Written Options	$(103)	$(13)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond December Futures	12/2024	384	$35,494	$279	$0	$0
U.S. Treasury 5-Year Note December Futures	12/2024	463	50,876	133	0	(170)

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2024 (Unaudited)

U.S. Treasury 10-Year Note December Futures	12/2024	4,433	506,609	(4,260)	0	(2,009)

$(3,848)	$0	$(2,179)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2024	6,895	$(1,435,830)	$3,479	$2,586	$0
U.S. Treasury 10-Year Ultra December Futures	12/2024	1,655	(195,781)	(139)	853	0

$3,340	$3,439	$0

Total Futures Contracts	$(508)	$3,439	$(2,179)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2026	0.366%	$7,000	$52	$46	$98	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2026	0.944	2,100	23	(20)	3	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	0.249	1,000	43	(31)	12	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.885	7,000	899	111	1,010	0	(12)
Lennar Corp.	5.000	Quarterly	12/20/2025	0.188	1,200	108	(37)	71	0	0
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	0.468	500	1	5	6	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.167	7,800	35	(18)	17	1	0

$1,161	$56	$1,217	$1	$(12)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day USD-SOFR Compounded-OIS	3.261%	Annual	02/28/2029	$116,700	$0	$(320)	$(320)	$266	$0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.280	Annual	02/28/2029	116,850	0	(409)	(409)	267	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.281	Annual	02/28/2029	150,700	0	(531)	(531)	344	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	5,800	(22)	(223)	(245)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	10,200	(40)	(343)	(383)	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	5,800	(20)	(127)	(147)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	5,700	(20)	(101)	(121)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	5,600	(19)	(83)	(102)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	10,100	(41)	(191)	(232)	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	5,000	(19)	(39)	(58)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	5,700	(23)	(14)	(37)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	5,700	(20)	67	47	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	5,600	(20)	58	38	16	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	26,400	(497)	(529)	(1,026)	72	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	202,400	(2,453)	4,822	2,369	0	(147)
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	02/15/2034	131,300	(272)	840	568	0	(86)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	64,000	(1,401)	(957)	(2,358)	0	(167)

$(4,867)	$1,920	$(2,947)	$1,138	$(400)

Total Swap Agreements	$(3,706)	$1,976	$(1,730)	$1,139	$(412)

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2024 (Unaudited)

(i)

Securities with an aggregate market value of $15,318 and cash of $20,994 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2024	$14	KRW	18,831	$0	$0
BPS	10/2024	34,210	EUR	30,618	0	(127)
10/2024	138	KRW	184,496	3	0
11/2024	CNH	111,253	$15,700	0	(232)
11/2024	EUR	30,618	34,256	127	0
12/2024	MXN	2,791	138	0	(2)
BRC	10/2024	GBP	2,874	3,791	0	(51)
10/2024	TRY	3,819	109	0	(1)
10/2024	$1,009	AUD	1,511	36	0
10/2024	7,723	TRY	272,442	59	0
11/2024	3,156	119,130	115	0
12/2024	5,817	218,403	48	0
CBK	10/2024	INR	12,582	$150	0	0
DUB	10/2024	$15	KRW	19,403	0	0
02/2025	MXN	7,585	$375	0	(3)
GLM	10/2024	INR	1,162	14	0	0
02/2025	MXN	3,438	169	0	(2)
IND	10/2024	$14	KRW	19,337	0	0
JPM	10/2024	ILS	1,783	$492	14	0
10/2024	TRY	2,740	79	0	0
10/2024	$176	NOK	1,862	0	0
11/2024	NOK	1,862	$176	0	0
12/2024	$3,430	TRY	129,334	94	0
05/2025	2,173	96,583	100	0
MBC	10/2024	NOK	1,633	$155	1	0
10/2024	$44,637	CAD	59,972	0	(293)
10/2024	3,844	GBP	2,874	0	(2)
10/2024	28	KRW	37,178	1	0
11/2024	CAD	59,924	$44,637	293	0
11/2024	GBP	2,874	3,844	2	0
MYI	10/2024	EUR	30,618	34,123	41	0
10/2024	NOK	303	29	0	0
10/2024	$14	KRW	18,767	0	0
SCX	10/2024	INR	4,705	$56	0	0
10/2024	TRY	2,700	79	0	0
TOR	10/2024	AUD	4,960	3,403	0	(27)
10/2024	CAD	59,930	44,526	213	0
10/2024	$2,339	AUD	3,449	45	0
11/2024	3,404	4,960	27	0

Total Forward Foreign Currency Contracts	$1,219	$(740)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Mexico Government International Bond	1.000%	Quarterly	12/20/2028	0.966%	$100	$(1)	$1	$0	$0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.548	300	1	2	3	0

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2024 (Unaudited)

	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.662	100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.869	100	(2)	2	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.966	300	(3)	4	1	0

Total Swap Agreements							$(6)	$11	$5	$0

(k)

Securities with an aggregate market value of $377 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Loan Participations and Assignments				$0		$0	$7,165		$7,165
Corporate Bonds & Notes
Banking & Finance				0		299,013	0		299,013
Industrials				0		95,109	0		95,109
Utilities				0		25,712	0		25,712
Municipal Bonds & Notes
California				0		14,076	0		14,076
Pennsylvania				0		673	0		673
U.S. Government Agencies				0		862,517	0		862,517
U.S. Treasury Obligations				0		94,409	0		94,409
Non-Agency Mortgage-Backed Securities				0		256,178	0		256,178
Asset-Backed Securities				0		497,648	0		497,648
Sovereign Issues				0		54,064	0		54,064
Common Stocks
Industrials				0		0	54		54
Preferred Securities
Banking & Finance				0		14,199	0		14,199
Short-Term Instruments
U.S. Treasury Bills				0		401	0		401

				$0		$2,213,999	$7,219		$2,221,218
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$29,518		$0	$0		$29,518

Total Investments				$29,518		$2,213,999	$7,219		$2,250,736

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				0		4,578	0		4,578
Over the counter				0		1,224	0		1,224

				$0		$5,802	$0		$5,802
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				0		(2,604)	0		(2,604)
Over the counter				0		(740)	0		(740)

				$0		$(3,344)	$0		$(3,344)

Total Financial Derivative Instruments				$0		$2,458	$0		$2,458

Totals				$29,518		$2,216,457	$7,219		$2,253,194

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO Fixed Income SHares: Series R	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 206.0% ¤
CORPORATE BONDS & NOTES 1.9%
BANKING & FINANCE 1.9%
Jyske Realkredit AS
1.500% due 10/01/2053	DKK	1,879	$227
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2053		24	3
1.500% due 10/01/2053		800	99
2.000% due 10/01/2053		499	64
Nykredit Realkredit AS
1.000% due 10/01/2050		12	1
1.500% due 10/01/2052		5,978	746
1.500% due 10/01/2053		100	11
2.500% due 10/01/2047		16	2
3.000% due 10/01/2053		5,041	724
Realkredit Danmark AS
1.500% due 10/01/2053		2,290	286
2.000% due 10/01/2053		368	44
2.500% due 04/01/2047		11	2
3.000% due 10/01/2053		4,474	642
UBS Group AG 7.750% due 03/01/2029 •	EUR	100	127

Total Corporate Bonds & Notes (Cost $3,234)			2,978

U.S. GOVERNMENT AGENCIES 38.0%
Fannie Mae
5.840% due 02/25/2037 •		$9	8
6.363% due 10/01/2044 •		1	1
Freddie Mac
7.252% due 09/01/2036 •		6	6
7.542% due 07/01/2036 •		18	18
Ginnie Mae
5.461% due 08/20/2068 •		256	256
6.295% due 09/20/2073 - 10/20/2073 •		5,681	5,740
6.325% due 09/20/2073 •		3,809	3,848
Ginnie Mae, TBA 3.500% due 10/01/2054		13,300	12,497
Uniform Mortgage-Backed Security 3.500% due 12/01/2045		7	6
Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2054 - 11/01/2054		4,900	4,710
4.500% due 11/01/2054		10,400	10,229
5.500% due 11/01/2054		5,300	5,362
6.000% due 11/01/2054		10,600	10,834
6.500% due 11/01/2054		6,300	6,492

Total U.S. Government Agencies (Cost $59,940)			60,007

U.S. TREASURY OBLIGATIONS 138.9%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 10/15/2025 (e)		364	357
0.125% due 04/15/2026		5,205	5,061
0.125% due 07/15/2026		4,973	4,849
0.125% due 04/15/2027		3,008	2,896
0.125% due 01/15/2030 (b)		19,474	18,176
0.125% due 07/15/2030		2,085	1,940
0.125% due 01/15/2031		6,923	6,364
0.125% due 07/15/2031 (b)		23,553	21,555
0.125% due 01/15/2032		4,766	4,309
0.125% due 02/15/2051		4,108	2,597
0.125% due 02/15/2052		2,938	1,830
0.250% due 07/15/2029 (b)		11,683	11,088
0.250% due 02/15/2050		2,508	1,667
0.375% due 01/15/2027		1,042	1,012
0.375% due 07/15/2027 (b)		10,338	10,054
0.500% due 01/15/2028 (b)		7,319	7,088
0.625% due 01/15/2026		4,951	4,856
0.625% due 07/15/2032 (b)		13,748	12,879
0.625% due 02/15/2043		3,858	3,100
0.750% due 07/15/2028		877	858
0.750% due 02/15/2042		3,466	2,892
0.750% due 02/15/2045		2,498	1,999

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2024 (Unaudited)

0.875% due 01/15/2029		3,488	3,406
0.875% due 02/15/2047		1,101	885
1.000% due 02/15/2046		7,420	6,190
1.000% due 02/15/2048		1,640	1,349
1.000% due 02/15/2049		3,412	2,787
1.125% due 01/15/2033 (b)		7,708	7,441
1.375% due 07/15/2033 (b)		13,670	13,482
1.375% due 02/15/2044		621	567
1.500% due 02/15/2053 (e)		317	287
1.625% due 10/15/2027		6,902	6,948
1.750% due 01/15/2028		4,436	4,474
1.750% due 01/15/2034 (b)		8,902	9,006
1.875% due 07/15/2034 (b)		3,408	3,493
2.000% due 01/15/2026		2,398	2,394
2.125% due 02/15/2040		1,688	1,763
2.125% due 02/15/2041		2,829	2,963
2.125% due 02/15/2054		1,537	1,600
2.375% due 10/15/2028 (b)		17,457	18,135
2.500% due 01/15/2029		1,346	1,404
3.375% due 04/15/2032		452	511
3.625% due 04/15/2028		2,547	2,731

Total U.S. Treasury Obligations (Cost $232,641)			219,243

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
Banc of America Funding Trust 4.346% due 01/20/2047 ~		294	252
Countrywide Alternative Loan Trust 5.270% due 12/20/2046 •		490	422
Ginnie Mae
6.245% due 11/20/2073 •		1,206	1,215
6.445% due 11/20/2073 •		1,805	1,840
Grifonas Finance PLC 3.681% due 08/28/2039 •	EUR	55	60
GSR Mortgage Loan Trust 5.202% due 09/25/2035 ~		$6	6
HarborView Mortgage Loan Trust 5.975% due 06/20/2035 •		187	171
IndyMac INDX Mortgage Loan Trust 5.809% due 05/25/2034 •		447	394
MortgageIT Mortgage Loan Trust 5.974% due 12/25/2034 •		6	5
OPEN Trust 8.186% due 10/15/2028 •		1,595	1,615
Residential Accredit Loans, Inc. Trust 5.329% due 06/25/2046 •		198	47

Total Non-Agency Mortgage-Backed Securities (Cost $5,999)			6,027

ASSET-BACKED SECURITIES 8.0%
Atlas Senior Loan Fund Ltd. 6.698% due 01/16/2030 •		40	40
Avoca Static CLO DAC 5.285% due 10/15/2030 •	EUR	929	1,036
Carlyle Euro CLO DAC 4.325% due 08/28/2031 •		568	633
Carlyle Global Market Strategies Euro CLO DAC 4.292% due 11/15/2031		766	852
Citigroup Mortgage Loan Trust
5.049% due 01/25/2037 •		$126	93
5.259% due 09/25/2036 •		208	200
5.659% due 10/25/2035 •		500	460
Elmwood CLO Ltd. 6.986% due 12/11/2033 •		1,800	1,805
Home Equity Asset Trust 5.824% due 08/25/2034 •		24	24
MAN Euro CLO DAC 5.435% due 10/15/2036 •	EUR	1,800	2,007
Man GLG Euro CLO DAC
4.171% due 12/15/2031 •		802	893
4.495% due 10/15/2032 •		201	225
Marathon Static CLO Ltd. 6.432% due 07/20/2030 •		$740	741
Massachusetts Educational Financing Authority 6.571% due 04/25/2038 •		12	12
Morgan Stanley ABS Capital, Inc. Trust 5.629% due 01/25/2035 •		173	167
Neuberger Berman Loan Advisers CLO Ltd. 6.873% due 10/24/2032 •		900	901
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.734% due 05/25/2035 •		925	921
Palmer Square European Loan Funding DAC 5.042% due 05/15/2033 •	EUR	1,404	1,570
Saxon Asset Securities Trust 1.794% due 05/25/2035 •		$25	23

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2024 (Unaudited)

Structured Asset Securities Corp. Mortgage Loan Trust 6.969% due 08/25/2037 •		4	4

Total Asset-Backed Securities (Cost $12,126)			12,607

SOVEREIGN ISSUES 15.4%
Canada Government Bond 4.250% due 12/01/2026 (a)	CAD	1,107	868
France Government International Bond
0.100% due 03/01/2026 (a)	EUR	2,757	3,032
0.100% due 07/25/2031 (a)		1,080	1,155
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (a)		243	259
1.400% due 05/26/2025 (a)		9,246	10,226
1.800% due 05/15/2036 (a)		102	114
Japan Government International Bond
0.100% due 03/10/2028 (a)	JPY	435,731	3,133
0.100% due 03/10/2029 (a)		762,986	5,516

Total Sovereign Issues (Cost $25,874)			24,303

Total Investments in Securities (Cost $339,814)			325,165

Total Investments 206.0% (Cost $339,814)			$325,165
Financial Derivative Instruments (c)(d) (0.1)%(Cost or Premiums, net $255)			(209)
Other Assets and Liabilities, net (105.9)%			(167,132)

Net Assets 100.0%			$157,824

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)

BCY	4.950%	09/26/2024	10/03/2024	$(1,959)	$(1,960)
5.030	09/24/2024	10/03/2024	(18,340)	(18,358)
5.040	09/24/2024	10/01/2024	(24,831)	(24,855)
5.050	09/19/2024	10/03/2024	(5,307)	(5,316)
5.050	09/25/2024	10/02/2024	(34,574)	(34,603)
5.060	10/01/2024	10/08/2024	(24,844)	(24,844)
5.090	09/26/2024	10/03/2024	(4,569)	(4,572)
BOS	5.050	09/26/2024	10/03/2024	(1,542)	(1,544)
BPG	5.040	09/19/2024	10/03/2024	(31,660)	(31,713)

Total Sale-Buyback Transactions	$(147,765)

(b)	Securities with an aggregate market value of $147,208 have been pledged as collateral under the terms of master agreements as of September 30, 2024.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(125,432) at a weighted average interest rate of 5.419%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(47) of deferred price drop.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - EUREX Euro-Schatz November 2024 Futures	EUR	107.300	10/25/2024	84	$84	$(13)	$(12)

Total Written Options	$(13)	$(12)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2026	118	$32,207	$61	$10	$0
Australia Government 10-Year Bond December Futures	12/2024	59	4,748	(32)	0	(13)
Euro-BTP December Futures	12/2024	37	5,003	111	7	0
Euro-Bund 10-Year Bond December Futures	12/2024	16	2,403	9	5	0
U.S. Treasury 10-Year Ultra December Futures	12/2024	88	10,410	(52)	0	(40)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2024	43	5,723	(37)	0	(34)

$60	$22	$(87)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2025	118	$(32,232)	$(114)	$0	$(11)
Euro-Bobl December Futures	12/2024	4	(535)	(6)	0	(1)
Euro-Buxl 30-Year Bond December Futures	12/2024	4	(607)	(2)	1	(2)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2024 (Unaudited)

Euro-OAT France Government 10-Year Bond December Futures	12/2024	77	(10,872)	(57)	0	(47)
Euro-Schatz December Futures	12/2024	122	(14,555)	(65)	0	(14)
Gold 100 oz. December Futures	12/2024	3	(798)	8	3	0
Short Euro-BTP Italy Government Bond December Futures	12/2024	59	(7,071)	(58)	3	0
U.S. Treasury 2-Year Note December Futures	12/2024	157	(32,694)	(76)	59	0
U.S. Treasury 5-Year Note December Futures	12/2024	181	(19,889)	(12)	58	0
U.S. Treasury 10-Year Note December Futures	12/2024	163	(18,628)	(21)	74	0
U.S. Treasury 30-Year Bond December Futures	12/2024	131	(16,269)	4	90	0

$(399)	$288	$(75)

Total Futures Contracts	$(339)	$310	$(162)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin(2)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	13,300	$160	$(53)	$107	$0	$(12)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	172,740	(3)	13	10	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	160,000	(2)	2	0	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	607,000	55	(7)	48	10	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$18,280	122	(64)	58	24	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	01/18/2026	1,400	(7)	(5)	(12)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.758	Annual	01/18/2026	4,800	(22)	(20)	(42)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028	14,780	(186)	(470)	(656)	0	(34)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034	11,200	(96)	(274)	(370)	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053	3,050	189	575	764	10	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054	7,000	134	569	703	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	2,000	53	(119)	(66)	8	0
Pay(3)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2035	EUR	25,500	200	244	444	149	0
Receive(3)	3-Month EUR-EURIBOR	2.250	Annual	03/19/2055	9,224	44	(45)	(1)	0	(96)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027	2,000	(11)	(110)	(121)	3	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	900	(7)	(46)	(53)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	1,800	(7)	(78)	(85)	3	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	800	(3)	(35)	(38)	1	0
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032	5,600	0	253	253	27	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052	1,000	62	436	498	0	(8)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052	1,100	1	545	546	0	(8)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052	1,900	118	824	942	0	(14)
Receive	CPTFEMU	2.965	Maturity	05/15/2027	200	0	3	3	0	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027	1,000	1	10	11	0	(1)
Receive	CPTFEMU	3.130	Maturity	05/15/2027	300	0	1	1	0	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031	2,570	(19)	(482)	(501)	8	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032	450	0	(2)	(2)	0	(1)
Receive	CPTFEMU	2.720	Maturity	06/15/2032	2,100	(6)	(70)	(76)	0	(6)
Receive	CPTFEMU	2.049	Maturity	08/15/2034	3,100	(1)	(38)	(39)	0	(6)
Receive	CPTFEMU	2.034	Maturity	09/15/2034	1,100	(2)	(10)	(12)	0	(2)
Pay	CPTFEMU	2.488	Maturity	05/15/2037	10	0	0	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052	300	0	8	8	1	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052	400	(11)	23	12	1	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052	170	0	(2)	(2)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052	300	0	30	30	1	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053	700	5	101	106	2	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053	700	2	121	123	2	0

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2024 (Unaudited)

Pay	CPTFEMU	2.682	Maturity	10/15/2053	200	0	29	29	1	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053	400	4	63	67	1	0
Receive	CPURNSA	2.419	Maturity	03/05/2026	$300	0	31	31	0	0
Receive	CPURNSA	2.768	Maturity	05/13/2026	1,800	0	144	144	0	0
Receive	CPURNSA	2.813	Maturity	05/14/2026	800	0	62	62	0	0
Receive	CPURNSA	2.703	Maturity	05/25/2026	830	0	68	68	0	0
Receive	CPURNSA	2.690	Maturity	06/01/2026	600	0	49	49	0	0
Pay	CPURNSA	2.370	Maturity	06/06/2028	2,200	(1)	(202)	(203)	0	(2)
Pay	CPURNSA	2.165	Maturity	04/16/2029	2,000	0	(240)	(240)	0	(3)
Pay	CPURNSA	1.954	Maturity	06/03/2029	1,000	0	(140)	(140)	0	(1)
Pay	CPURNSA	1.998	Maturity	07/25/2029	1,300	0	(173)	(173)	0	(2)
Pay	CPURNSA	1.883	Maturity	11/20/2029	500	1	(75)	(74)	0	(1)
Receive	CPURNSA	2.311	Maturity	02/24/2031	1,500	1	164	165	3	0
Receive	ESTRON	3.475	Annual	02/26/2025	EUR	66,500	14	26	40	0	(22)
Pay	FRCPXTOB	1.410	Maturity	11/15/2039	300	0	(60)	(60)	1	0
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	1,500	8	(4)	4	0	(2)
Pay	UKRPI	3.466	Maturity	09/15/2034	600	0	(1)	(1)	0	(1)

Total Swap Agreements	$790	$1,569	$2,359	$296	$(256)

Cash of $3,455 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.
(1)	Future styled option variation margin liability of $(2) is outstanding at period end.
(2)	Unsettled variation margin asset of $14 and liability of $(1) for closed futures is outstanding at period end.
(3)	This instrument has a forward starting effective date.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2024	PLN	13	$3	$0	$0
BPS	10/2024	AUD	60	41	0	(1)
10/2024	JPY	729,502	5,066	0	(9)
10/2024	$523	DKK	3,501	0	(1)
10/2024	22,779	EUR	20,391	2	(83)
11/2024	DKK	3,495	$523	1	0
11/2024	EUR	19,976	22,350	83	0
12/2024	$16	MXN	327	0	0
BRC	10/2024	PLN	40	$10	0	0
10/2024	$40	AUD	59	1	0
CBK	10/2024	104	DKK	696	0	0
10/2024	154	EUR	138	0	0
11/2024	BRL	643	$115	0	(3)
11/2024	DKK	695	104	0	0
12/2024	PEN	187	49	0	(1)
DUB	10/2024	PLN	81	21	0	0
10/2024	$8	PLN	31	0	0
11/2024	PLN	31	$8	0	0
02/2025	$44	MXN	889	0	0
GLM	10/2024	PLN	86	$22	0	(1)
02/2025	$20	MXN	403	0	0
JPM	10/2024	DKK	7,910	$1,182	1	0
10/2024	PLN	93	24	0	0
10/2024	$1,096	DKK	7,308	0	(5)
10/2024	17	NOK	184	0	0
11/2024	DKK	7,296	$1,096	5	0
11/2024	NOK	184	17	0	0
MBC	10/2024	JPY	514,462	3,569	0	(10)
10/2024	NOK	191	18	0	0
10/2024	$756	CAD	1,022	0	(1)
10/2024	7	PLN	28	0	0
11/2024	CAD	1,021	$756	1	0
11/2024	PLN	76	20	0	0
MYI	10/2024	DKK	5,753	857	0	(2)
10/2024	EUR	20,529	22,879	28	0
10/2024	$1,032	DKK	6,905	0	(1)
11/2024	DKK	6,893	$1,032	1	0
SCX	10/2024	CAD	1,022	759	3	0
10/2024	DKK	4,773	711	0	(2)
10/2024	JPY	1,891	13	0	0
TOR	10/2024	$5,822	JPY	841,672	34	0
11/2024	JPY	837,806	$5,822	0	(34)
UAG	10/2024	PLN	35	9	0	0
10/2024	$2,774	JPY	397,193	0	(10)
11/2024	JPY	395,364	$2,774	10	0

Total Forward Foreign Currency Contracts	$170	$(164)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2024 (Unaudited)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(54)	$(34)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900%	08/29/2025	2,700	$(35)	$(56)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	2,700	(35)	(3)
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	15,200	(192)	(286)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	15,200	(191)	(22)
MYC	Call - OTC 2-Year Interest Rate Swap	USD-SOFRRATE	Receive	3.250	10/07/2024	8,600	(15)	(3)

$(468)	$(370)

Total Written Options	$(522)	$(404)

(e)

Securities with an aggregate market value of $414 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,978	$0	$2,978
U.S. Government Agencies	0	60,007	0	60,007
U.S. Treasury Obligations	0	219,243	0	219,243
Non-Agency Mortgage-Backed Securities	0	6,027	0	6,027
Asset-Backed Securities	0	12,607	0	12,607
Sovereign Issues	0	24,303	0	24,303

Total Investments	$0	$325,165	$0	$325,165

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	29	577	0	606
Over the counter	0	170	0	170

$29	$747	$0	$776
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(100)	(330)	0	(430)
Over the counter	0	(568)	0	(568)

$(100)	$(898)	$0	$(998)

Total Financial Derivative Instruments	$(71)	$(151)	$0	$(222)

Totals	$(71)	$325,014	$0	$324,943

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Schedule of Investments PIMCO Fixed Income SHares: Series TE	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.0% ¤
CORPORATE BONDS & NOTES 0.8%
BANKING & FINANCE 0.1%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	$200	$200

INDUSTRIALS 0.7%
Providence St. Joseph Health Obligated Group 5.403% due 10/01/2033	700	728
Toledo Hospital 6.015% due 11/15/2048	200	186

		914

Total Corporate Bonds & Notes (Cost $1,039)		1,114

MUNICIPAL BONDS & NOTES 86.0%
ALABAMA 3.1%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023 5.500% due 10/01/2054	2,000	2,231
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024 5.250% due 07/01/2054	1,000	1,108
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024 5.000% due 06/01/2049	1,000	1,100

		4,439

ARIZONA 0.2%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2018 5.000% due 07/01/2028	250	264

ARKANSAS 0.4%
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	500	557

CALIFORNIA 8.2%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2047 (d)	1,000	603
California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 05/01/2054	500	550
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	250	210
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (c)	1,000	199
California Health Facilities Financing Authority Revenue Bonds, Series 2024 5.250% due 12/01/2044	1,000	1,112
California Housing Finance Revenue Bonds, Series 2024
6.000% due 03/01/2053	800	820
7.000% due 03/01/2053	250	254
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	2,250	203
8.000% due 01/01/2050	1,000	1,030
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 09/01/2050 (e)	1,000	878
California Municipal Finance Authority Revenue Bonds, Series 2024 6.000% due 01/01/2039	1,000	1,065
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	250	263
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	500	500
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	250	274
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	200	180
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (d)	500	348
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	12,500	1,493
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	300	317

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2024 (Unaudited)

Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	500	524
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (c)	2,500	436
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 0.000% due 06/01/2054 (c)	2,000	400

		11,659

COLORADO 5.7%
Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2017 5.000% due 12/01/2037	250	251
Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2018 5.250% due 12/01/2048	500	501
Colorado Crossing Metropolitan District No 2, General Obligation Bonds, Series 2020 5.000% due 12/01/2047	500	501
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (d)	750	481
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2021 4.000% due 03/15/2046	1,000	1,002
Denver, Colorado Airport System City & County Revenue Bonds, Series 2022 4.125% due 11/15/2047	1,000	989
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	1,000	1,032
Johnstown Village Metropolitan District No 2, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2050	500	458
Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	500	505
Rampart Range Metropolitan District No 5, Colorado Revenue Bonds, Series 2021 4.000% due 12/01/2036	750	735
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	550	510
Velocity Metropolitan District No 5, Colorado General Obligation Bonds, Series 2020 0.000% due 12/01/2050 (d)	1,000	749
Willow Bend Metropolitan District, Colorado General Obligation Bonds, Series 2019 5.000% due 12/01/2049	500	484

		8,198

DELAWARE 1.1%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	990	873
7.120% due 10/01/2038	175	172
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	500	487

		1,532

DISTRICT OF COLUMBIA 1.2%
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2021 5.000% due 10/01/2046	1,000	1,055
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2024
5.000% due 07/15/2054	300	328
5.000% due 07/15/2056	300	328

		1,711

FLORIDA 11.7%
Antillia Community Development District, Florida Special Assessment Bonds, Series 2024 5.600% due 05/01/2044	710	732
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023 5.625% due 05/01/2054	405	420
Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2022
4.250% due 05/01/2032	390	394
5.000% due 05/01/2042	300	307
5.000% due 05/01/2053	750	759
Bella Collina Community Development District, Florida Special Assessment Bonds, Series 2024 5.000% due 05/01/2044	250	251
Berry Bay II Community Development District, Florida Special Assessment Bonds, Series 2024 4.450% due 05/01/2031	250	251
Edgewater West Community Development District, Florida Special Assessment Bonds, Series 2024 5.250% due 05/01/2044 (a)	500	502
Florida Development Finance Corp. Revenue Bonds, Series 2022 8.250% due 07/01/2057	500	515
Florida Development Finance Corp. Revenue Bonds, Series 2024 5.250% due 08/01/2049	1,000	1,076
Gainesville, Florida Utilities System Revenue Bonds, Series 2012 4.050% due 10/01/2042	1,795	1,795
Golden Gem Community Development District, Florida Special Assessment Bonds, Series 2024 5.700% due 05/01/2044	1,000	1,027
Hickory Tree Community Development District, Florida Special Assessment Bonds, Series 2024 5.450% due 05/01/2055	250	252
Hyde Park Community Development District No 1, Florida Special Assessment Bonds, Series 2024 5.350% due 05/01/2044	420	426

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2024 (Unaudited)

Lakes of Sarasota Community Development District, Florida Special Assessment Bonds, Series 2024 5.300% due 05/01/2044	425	431
Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2024 5.550% due 05/01/2054	530	543
LTC Ranch West Residential Community Development District, Florida Special Assessment Bonds, Series 2024 5.375% due 05/01/2044	875	888
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	1,000	1,004
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2024 5.250% due 10/01/2054	1,000	1,116
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	750	750
Normandy Community Development District, Florida Special Assessment Bonds, Series 2024 5.550% due 05/01/2054	250	251
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2024 5.000% due 08/01/2047	150	160
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2028 (c)	475	408
Parrish Lakes Community Development District, Florida Special Assessment Bonds, Series 2024 5.500% due 05/01/2044	555	564
Rookery Community Development District, Florida Special Assessment Bonds, Series 2024 5.000% due 05/01/2044	300	300
Seagrove Community Development District, Florida Special Assesment Bonds, Series 2024 4.875% due 06/15/2044	250	252
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 12/15/2029	225	220
4.000% due 12/15/2030	200	195
4.000% due 12/15/2031	210	203
Village Community Development District No 15, Florida Special Assessment Bonds, Series 2024 4.000% due 05/01/2034 (a)	250	254
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023 4.850% due 05/01/2038	500	525

		16,771

GEORGIA 0.9%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2024 0.000% due 12/15/2048 (d)	500	425
Atlanta Development Authority, Georgia Tax Allocation Bonds, Series 2024 5.000% due 04/01/2034	100	103
Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2024 5.000% due 12/01/2054	400	439
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	300	327

		1,294

IDAHO 0.3%
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	500	483

ILLINOIS 9.1%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2024 5.250% due 01/01/2048	1,000	1,092
Chicago, Illinois General Obligation Bonds, Series 2017 5.750% due 01/01/2034	1,000	1,045
Illinois Finance Authority Revenue Bonds, Series 2020 3.550% due 08/15/2049	2,800	2,800
Illinois State General Obligation Bonds, Series 2017 5.000% due 12/01/2026	2,000	2,094
Illinois State General Obligation Bonds, Series 2018 5.000% due 10/01/2033	1,000	1,061
Illinois State General Obligation Bonds, Series 2020 5.500% due 05/01/2030	850	930
Illinois State General Obligation Bonds, Series 2024
5.000% due 02/01/2036 (a)	1,100	1,250
5.000% due 05/01/2037	1,000	1,126
Illinois State Revenue Bonds, Series 2016 3.000% due 06/15/2034	1,180	1,107
Village of Gilberts, Illinois Special Service Area No 24, Special Tax Bonds, Series 2014 5.375% due 03/01/2034	455	439

		12,944

INDIANA 0.8%
Indiana Finance Authority Revenue Bonds, Series 2024 5.000% due 07/01/2054	100	104
Indiana Housing & Community Development Authority Revenue Bonds, Series 2016 6.250% due 07/01/2056	300	300
Indianapolis, Indiana Revenue Bonds, Series 2016 6.250% due 07/01/2056	300	301

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2024 (Unaudited)

Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	500	498

		1,203

IOWA 0.2%
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	250	248

KANSAS 0.7%
Colby, Kansas Revenue Bonds, Series 2024 5.500% due 07/01/2026	1,000	1,008

LOUISIANA 0.9%
Louisiana Public Facilities Authority Revenue Bonds, Series 2020 4.000% due 04/01/2050	660	646
Plaquemines Port Harbor & Terminal District, Louisiana Revenue Bonds, Series 2024 9.000% due 12/01/2044	650	673

		1,319

MASSACHUSETTS 0.2%
Massachusetts Development Finance Agency Revenue Bonds, Series 2024 5.000% due 07/01/2044	350	368

MICHIGAN 1.0%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	500	399
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.347% (TSFR3M) due 07/01/2032 ~	1,000	980

		1,379

MINNESOTA 1.6%
Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 01/01/2055	2,000	2,309

MULTI-STATE 1.1%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.142% due 01/25/2040	494	510
4.549% due 08/25/2040	498	527
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024 4.616% due 08/25/2041 ~	499	538

		1,575

NEVADA 0.4%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	395	393
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	1,000	148

		541

NEW HAMPSHIRE 0.2%
New Hampshire Business Finance Authority Revenue Bonds, Series 2021 4.000% due 01/01/2030	280	279

NEW JERSEY 0.7%
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	1,000	1,030

NEW MEXICO 1.6%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	500	460
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2008 4.050% due 08/01/2034	1,785	1,785

		2,245

NEW YORK 8.4%
Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020 4.000% due 11/01/2055	500	465
Freddie Mac Structured Pass-Through Certificates, Revenue Bonds, Series 2024 4.683% due 10/25/2040	499	544
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012 4.050% due 11/01/2036	2,500	2,500
New York City Water & Sewer System, New York Revenue Bonds, Series 2013 4.050% due 06/15/2050	2,500	2,500
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023 5.250% due 06/15/2053	200	223

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2024 (Unaudited)

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024 5.000% due 05/01/2046	1,000	1,104
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,000	1,000
New York State Dormitory Authority Revenue Bonds, Series 2022 4.000% due 07/01/2051	500	497
New York Transportation Development Corp. Revenue Bonds, Series 2024 5.000% due 06/30/2060	750	770
Onondaga Civic Development Corp., New York Revenue Bonds, Series 2024 5.125% due 08/01/2044	1,000	1,029
Port Authority of New York & New Jersey Revenue Bonds, Series 2022 5.250% due 08/01/2047	1,000	1,086
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	2,000	215

		11,933

OHIO 3.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	11,300	1,079
5.000% due 06/01/2055	2,000	1,885
Cuyahoga County, Ohio Revenue Bonds, Series 2017 5.500% due 02/15/2057	510	521
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	750	750

		4,235

OREGON 0.3%
Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023 0.000% due 06/15/2038 (c)	750	426

PENNSYLVANIA 2.7%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022 5.250% due 05/01/2042	480	488
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021 5.000% due 11/01/2046	1,045	1,094
Lancaster Municipal Authority, Pennsylvania Revenue Bonds, Series 2024 5.000% due 05/01/2054	400	418
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023 4.100% due 06/01/2029	500	520
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.000% due 12/31/2057	200	211
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 6.000% due 06/30/2061	1,000	1,131

		3,862

PUERTO RICO 7.6%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	894	577
0.000% due 11/01/2051	3,625	2,374
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	990	965
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 4.263% (TSFR3M) due 07/01/2029 ~	1,010	973
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	5,000	1,697
0.000% due 07/01/2051 (c)	11,000	2,713
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	1,000	999
4.550% due 07/01/2040	500	503

		10,801

RHODE ISLAND 1.6%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,000	1,007
5.000% due 06/01/2050	1,250	1,254

		2,261

TEXAS 5.7%
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	200	205
Calhoun County, Texas Navigation Industrial Development Authority Revenue Bonds, Series 2021 3.625% due 07/01/2026	250	214
Central Texas Turnpike System Revenue Bonds, Series 2015 0.000% due 08/15/2037 (c)	1,000	573
Corpus Christi Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 08/15/2054	1,000	972
Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2022 6.000% due 12/01/2062	250	251

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2024 (Unaudited)

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021 3.950% due 10/01/2041	2,500	2,500
Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001 2.600% due 11/01/2029	500	481
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016 4.750% due 07/01/2051 ^(b)	50	28
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2020 4.000% due 01/01/2050	500	440
Princeton, Texas Special Assessment Bonds, Series 2024 4.250% due 09/01/2031	300	301
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.940% (TSFR3M) due 12/15/2026 ~	500	500
Texas State University System Revenue Bonds, Series 2024 5.000% due 03/15/2042	1,000	1,119
Texas Water Development Board Revenue Bonds, Series 2024 4.125% due 10/15/2047 (a)	600	605

		8,189

UTAH 1.5%
Salt Lake City, Utah Airport Revenue Bonds, Series 2023 5.250% due 07/01/2048	1,000	1,090
UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021 4.375% due 06/01/2052	1,000	992

		2,082

VIRGINIA 0.4%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	545	536

WASHINGTON 1.0%
Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019 4.000% due 04/01/2044	1,000	976
Washington State Housing Finance Commission Revenue Bonds, Series 2024 6.000% due 07/01/2059	500	519

		1,495

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (c)	1,000	98

WISCONSIN 2.4%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 6.750% due 08/01/2031	500	449
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (c)	1,940	155
4.500% due 06/01/2056	225	188
Public Finance Authority, Wisconsin Revenue Bonds, Series 2023 0.000% due 09/01/2029 (c)	500	356
Public Finance Authority, Wisconsin Revenue Bonds, Series 2024
5.000% due 12/15/2044 (a)	290	298
5.500% due 12/15/2028	500	503
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018 4.000% due 04/01/2048	1,540	1,540

		3,489

Total Municipal Bonds & Notes (Cost $117,932)		122,763

U.S. GOVERNMENT AGENCIES 4.5%
Freddie Mac
3.083% due 04/25/2043 ~	199	179
3.720% due 01/01/2041	994	984
3.800% due 01/01/2040	995	1,000
3.850% due 07/01/2039 - 01/01/2040	1,494	1,494
4.250% due 08/01/2038	996	1,038
4.370% due 03/01/2040	496	522
4.900% due 02/01/2040	497	548
5.210% due 08/01/2040	298	339

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2024 (Unaudited)

5.951% due 07/15/2040 •	247	255

Total U.S. Government Agencies (Cost $5,903)		6,359

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Housing Authority of Douglas County Multifamily Tax-Exempt Bonds 4.375% due 04/01/2043	1,000	1,019

Total Non-Agency Mortgage-Backed Securities (Cost $1,000)		1,019

Total Investments in Securities (Cost $125,874)		131,255

	SHARES
INVESTMENTS IN AFFILIATES 9.2%
SHORT-TERM INSTRUMENTS 9.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.2%
PIMCO Short-Term Floating NAV Portfolio III	1,355,270	13,196

Total Short-Term Instruments (Cost $13,188)		13,196

Total Investments in Affiliates (Cost $13,188)		13,196

Total Investments 101.2% (Cost $139,062)		$144,451
Other Assets and Liabilities, net (1.2)%		(1,737)

Net Assets 100.0%		$142,714

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	08/03/2022	$908	$878	0.62%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$200	$200
Industrials	0	914	0	914
Municipal Bonds & Notes
Alabama	0	4,439	0	4,439
Arizona	0	264	0	264
Arkansas	0	557	0	557
California	0	11,659	0	11,659
Colorado	0	8,198	0	8,198
Delaware	0	1,532	0	1,532
District of Columbia	0	1,711	0	1,711
Florida	0	16,771	0	16,771
Georgia	0	1,294	0	1,294
Idaho	0	483	0	483
Illinois	0	12,944	0	12,944
Indiana	0	1,203	0	1,203
Iowa	0	248	0	248
Kansas	0	1,008	0	1,008
Louisiana	0	1,319	0	1,319
Massachusetts	0	368	0	368
Michigan	0	1,379	0	1,379
Minnesota	0	2,309	0	2,309
Multi-State	0	1,575	0	1,575
Nevada	0	541	0	541
New Hampshire	0	279	0	279
New Jersey	0	1,030	0	1,030
New Mexico	0	2,245	0	2,245
New York	0	11,933	0	11,933
Ohio	0	4,235	0	4,235
Oregon	0	426	0	426
Pennsylvania	0	3,862	0	3,862
Puerto Rico	0	10,801	0	10,801
Rhode Island	0	2,261	0	2,261
Texas	0	8,189	0	8,189
Utah	0	2,082	0	2,082
Virginia	0	536	0	536
Washington	0	1,495	0	1,495
West Virginia	0	98	0	98
Wisconsin	0	3,489	0	3,489
U.S. Government Agencies	0	6,359	0	6,359
Non-Agency Mortgage-Backed Securities	0	1,019	0	1,019

$0	$131,055	$200	$131,255
Investments in Affiliates, at Value

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2024 (Unaudited)

Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,196	$0	$0	$13,196

Total Investments	$13,196	$131,055	$200	$144,451

There were no significant transfers into or out of Level 3 during the period ended September 30, 2024.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, a Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that a Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Portfolio is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Portfolio is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust's and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Sources. As a result, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of September 30, 2024, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolios' transactions in and earnings from these affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Fixed Income SHares: Series C	$125,012	$433,990	$(559,017)	$58	$(43)	$0	$1,264	$0
PIMCO Fixed Income SHares: Series LD	11,264	41,388	(52,406)	7	(5)	248	110	0
PIMCO Fixed Income SHares: Series M	63,382	474,715	(508,600)	28	(7)	29,518	1,348	0
PIMCO Fixed Income SHares: Series TE	3,139	69,649	(59,601)	0	9	13,196	348	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
BRC	Barclays Bank PLC	JPS	J.P. Morgan Securities LLC	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NOK	Norwegian Krone
BRL	Brazilian Real	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
CAD	Canadian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty
CHF	Swiss Franc	INR	Indian Rupee	TRY	Turkish New Lira
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	TWD	Taiwanese Dollar
COP	Colombian Peso	KRW	South Korean Won	USD (or $)	United States Dollar
DKK	Danish Krone	MXN	Mexican Peso	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BOBL	Bundesobligation, the German word for federal government bond	ESTRON	Euro Short-Term Rate	SOFRINDX	Secured Overnight Financing Rate Index
CAONREPO	Canadian Overnight Repo Rate Average	FRCPXTOB	France Consumer Price ex-Tobacco Index	SONIO	Sterling Overnight Interbank Average Rate
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	TSFR3M	Term SOFR 3-Month
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SOFR	Secured Overnight Financing Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corp.	GNMA	Government National Mortgage Association
AGM	Assured Guaranty Municipal	FNMA	Federal National Mortgage Association	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	oz.	Ounce
BABs	Build America Bonds	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	OAT	Obligations Assimilables du Trésor	TBD	To-Be-Determined